U. S.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2019

Date of reporting period: July 1, 2018 through June 30, 2019

Item 1. Report to Stockholders

June 30, 2019

ANNUAL REPORT

TO SHAREHOLDERS

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless a request is made specifically to Dupree Mutual Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Dupree Mutual Funds website (www.dupree-funds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at www.dupree-funds.com (for accounts held directly with Dupree).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with Dupree, you may inform Dupree Mutual Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 866-0614. Your election to receive reports in paper will apply to all funds held with Dupree Mutual Funds or through your financial intermediary.

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions that typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	Unaudited

Twelve Months Ended June 30, 2019i

The investment objective of our tax-free municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal bonds without incurring undue risk to principal. The investment objective of our government bond fund is to provide a high level of taxable income derived from securities of the U.S. government and its agencies without incurring undue risk to principal. Similarly, the investment objective of the taxable municipal bond fund is to provide a high level of taxable income derived from taxable municipal securities without incurring undue risk to principal.

This report covers the twelve month period from July 1, 2018 through June 30, 2019 (the “reporting period”). Economic activity increased at a moderate pace throughout the reporting period. Real gross domestic product (GDP) expanded at 2.9% annual rate during the third quarter of 2018. Economic growth slowed significantly during the fourth quarter of 2018 with real GDP increasing at a 1.1% annual rate. The pace of economic growth then picked back up during the first quarter of 2019 with real GDP increasing at a 3.1% annual rate. Economic activity slowed in the second quarter of 2019 with real GDP increasing at a 2.1% annual rate (advance estimate). The current economic expansion is now in its 11th year.

The labor market remained tight during the reporting period. The national unemployment rate was 3.7% in June which is close to a 50-year low. The labor force participation rate remained relatively stable and stood at 62.9% at the end of June. Wage growth has continued to be modest with average hourly earnings increasing at a 3.1% annualized rate in June.

Key measures of inflation continued to be subdued during the reporting period. The Fed’s preferred inflation index, the personal consumption expenditure price index (PCE), increased 1.4% on a year-over-year basis through June which is well below the Fed’s 2% target rate. The core PCE, which excludes food and energy prices, increased 1.6% on an annual basis through June. Measures of near-term and longer-run inflation expectations remained stable over the past twelve months.

The Federal Open Market Committee (FOMC) continued to tighten monetary policy during the first half of the reporting period by raising the fed funds target rate by one-quarter point at both its September 26 and December 19, 2018 meetings. During the second half of the reporting period, the FOMC left the fed funds target rate unchanged at 2.25-2.50 percent.

At its January, March, and May meetings, the FOMC emphasized that it would be “patient” in determining what future adjustments to the federal funds rate might be appropriate. However, at its June meeting, the FOMC abruptly changed course by abandoning the use of the term “patient” and noting that persistently low inflation pressures and uncertainties about the economic outlook (i.e., trade tensions and concerns about the strength of the global economy) would likely require the FOMC to take some action to sustain the expansion. The FOMC’s change in its policy stance was sudden and fairly dramatic and appears to have marked the end of the interest rate tightening cycle.

Credit quality in the tax-exempt sector has remained strong as state fiscal conditions have continued to improve. According to data compiled by the National Association of State Budget Officers (“NASBO”), following strong gains in April tax collections, most states ended fiscal 2019 with year-over-year revenue growth. Notably, in fiscal 2019, no states reported making mid-year budget reductions due to a revenue shortfall. Improving fiscal conditions have allowed many states to strengthen their reserve balances or “rainy day” funds.

Medicaid spending continues to be a significant line item for state budgets. According to NASBO, Medicaid spending from all fund sources is estimated to grow 5.3% percent in fiscal 2019 compared to a 5.2% growth rate in fiscal 2018. For states that expanded Medicaid, the state share is gradually set to increase to 10% by 2020 which could lead to additional budgetary pressures.

The municipal bond market posted strong returns for the twelve month period under review. The Bloomberg Barclays Municipal Bond Index (“BBMBI”), which tracks investment grade municipal securities across all sectors and maturities, had a total return of 6.71% for the twelve month period ended June 30, 2019. Within the reporting period, municipal bonds posted the highest returns (+2.89%) during the first quarter of 2019, followed closely by a strong second quarter performance (+2.13%). Longer-dated bonds generally outperformed shorter-dated bonds, and lower-rated bonds generally outperformed higher-rated bonds.

A number of factors led to the strong performance during the reporting period. Bond prices rose (yields declined) as investors’ appetite for tax-exempt bonds increased. The boost in demand was fueled in part by recent changes to the federal tax code (i.e., the impact from capping the state and local (SALT) deduction for higher-income earners) and also by investors’ flight to safe-haven assets during a period which witnessed increased trade tensions and heightened geopolitical risks. Favorable supply-and-demand dynamics (i.e., very strong demand coupled with lower supply) also created a powerful tailwind for municipal bonds. A favorable macroeconomic environment, namely, moderate economic growth and low inflation levels, also helped support municipal bond prices during the reporting period.

i

As of June 30, 2019, the BBMBI had a modified adjusted duration of 5.50 years, an average coupon of 4.65% and an average credit quality of AA2/AA3.

The Kentucky Tax-Free Income Series provided shareholders a total return of 6.22% for the twelve month period ended June 30, 2019. The Kentucky Tax-Free Short-to-Medium Series provided shareholders with a total return of 4.56% for the same time period. Both of the Kentucky funds had shorter durations and held fewer lower-rated issues (e.g., hospitals and special tax bonds) than the BBMBI, thereby causing both to underperform the index during the reporting period.

Kentucky’s economy has continued to expand but at a relatively slow pace. The Commonwealth’s real GDP grew at an annualized rate of 1.4% in 2018 which was below the national average of 2.9%. Kentucky’s 2018 current-dollar GDP was $208.3 billion and ranked 28th in the United States. The Commonwealth’s tax collections have continued to strengthen with final FY19 General Fund revenues increasing 5.1% over FY18 collections. The Commonwealth ended FY19 with a $194.5 million budget surplus. The state’s annual average unemployment rate at the end of June was 4.1%. In 2018, Kentucky had a per capita personal income of $41,779 which was well below the national average of $53,712.

Kentucky’s appropriation supported debt was rated A1 by Moody’s and A- by Standard & Poor’s as of June 30, 2019. Kentucky had net tax-supported debt per capita of $1,932 as of calendar year-end 2018, which is substantially above the state net tax-supported debt median of $1,068 (Source: Moody’s Investors Services, “State Government — US: Medians-Flat Debt Total Signals Cautious Borrowing, Despite Infrastructure Needs”, June 3, 2019).

The Tennessee Tax-Free Income Series provided shareholders with a total return of 5.12% for the twelve month period ended June 30, 2019. The Tennessee Tax-Free Short-to-Medium Series provided a total return of 4.48% for the same time period. Both of the Tennessee funds had shorter durations and held fewer lower-rated issues than the BBMBI, thereby causing both to underperform the index during the reporting period.

Economic growth in Tennessee has continued to outpace the national average. In 2018, real GDP increased by 3.0% which was just above the national average. Tennessee’s current-dollar GDP in 2018 was $365.6 billion and ranked 19th in the United States. Finance, insurance, real estate, rental, and leasing are the largest industries in the state and collectively in 2018 accounted for 16.4% of the state’s real GDP. The largest contributor to real GDP growth was professional and business services followed by durable goods manufacturing. Automobile manufacturing continues to be an important part of the state’s economy. The state’s annual average unemployment rate at the end of June was 3.4%. In 2018, the state had a per capita personal income of $47,179 which was below the national average of $53,712.

Tennessee relies on a combination of a state sales tax, corporate income taxes, franchise, and excise taxes for its revenue. Total state revenue collections through June (on an accrual basis June is the eleventh month in Tennessee’s 2018-2019 FY) were $649.2 million more than the budgeted estimate.

Tennessee’s general obligation (G.O.) bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2019. Tennessee had net tax-supported debt per capita of $305 as of calendar year-end 2018, which is substantially below the state net tax-supported debt median of $1,068 (Source: Moody’s Investors Services, “State Government — US: Medians-Flat Debt Total Signals Cautious Borrowing, Despite Infrastructure Needs”, June 3, 2019).

The North Carolina Tax-Free Income Series provided shareholders with a total return of 5.69% for the twelve month period ended June 30, 2019. The North Carolina Tax-Free Short-to-Medium Series provided shareholders with a total return of 5.19% for the same time period. Both of the North Carolina funds had shorter durations and held fewer lower-rated issues than the BBMBI, thereby causing both to underperform the index during the reporting period.

North Carolina’s economy continued to perform well during the 2019-19 fiscal year. In 2018, North Carolina real GDP grew 2.9% which was in line with the national average. North Carolina’s 2018 current-dollar GDP was $565.8 billion and ranked 11th in the United States. The state closed out FY 2019 with a substantial budget surplus estimated to be around $643.3 million. The state’s average annual unemployment rate at the end of June was 4.1%. In 2018, North Carolina had a per capita personal income of $45,834 which was below the national average of $53,712.

North Carolina’s G.O. bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2019. North Carolina had net tax-supported debt per capita of $531 as of calendar year-end 2018, which is below the state net tax-supported debt median of $1,068 (Source: Moody’s Investors Services, “State Government — US: Medians-Flat Debt Total Signals Cautious Borrowing, Despite Infrastructure Needs”, June 3, 2019).

The Alabama Tax-Free Income Series provided shareholders with a total return of 5.80% for the twelve month period ended June 30, 2019. The fund held fewer lower-rated issues and had a shorter duration than the BBMBI, thereby causing it to underperform the index during the reporting period.

Economic growth in Alabama has continued to fall short of the national average. In 2018, Alabama’s real GDP grew 2.0%. Alabama’s 2018 current-dollar GDP was $221.1 billion which ranked 27th in the United States. Automotive manufacturing, aerospace, tourism, healthcare, biotechnology, and manufacturing continue to be the state’s main economic drivers. The state’s average annual unemployment rate at the end of June stood at 3.5%. In 2018, Alabama had a per capita personal income of $42,334, which was below the national average of $53,712.

Alabama’s G.O. bonds were rated Aa1 by Moody’s and AA by Standard & Poor’s as of June 30, 2019. Alabama had net tax-supported debt per capita of $877 as of calendar year-end 2018, which was lower than the state net tax-supported debt median of $1,068 (Source: Moody’s Investors Services, “State Government — US: Medians-Flat Debt Total Signals Cautious Borrowing, Despite Infrastructure Needs”, June 3, 2019).

The Mississippi Tax-Free Income Series provided shareholders with a total return of 5.29% for the twelve month period ended June 30, 2019. The fund held less lower-rated issues and had a shorter duration than the BBMBI, thereby causing it to underperform the index during the reporting period.

Mississippi’s economic recovery has continued to lag behind the nation. In 2018, Mississippi’s real GDP grew by 1.0% which was substantially below the national average. Mississippi’s 2018 current-dollar GDP was $114.1 billion and ranked 36th in the United States. The state’s average annual unemployment rate at the end of June was 5.0%. In 2018, Mississippi had a per capita personal income of $37,994 which was below the national average of $53,712.

The state’s G.O. bonds were rated Aa2 by Moody’s and AA by Standard & Poor’s as of June 30, 2019. Mississippi has net tax-supported debt per capita of $1,782 as of calendar year-end 2018, which is higher than the state net tax-supported debt median of $1,068 (Source: Moody’s Investors Services, State Government — US: Medians-Flat Debt Total Signals Cautious Borrowing, Despite Infrastructure Needs”, June 3, 2019).

The Intermediate Government Bond Series provided shareholders with a total return of 5.12% for the twelve months ended June 30, 2019. The Bloomberg Barclays U.S. Intermediate Government Bond Index (“BBGBI”) had a total return of 6.15% for the twelve month period ended June 30, 2019. The fund had a shorter duration than the BBGBI (2.97 years compared to 3.77 years), thereby causing it to underperform the index during the reporting period.

The Taxable Municipal Bond Series provided shareholders with a total return of 6.64% for the twelve month period ended June 30, 2019. The Bloomberg Barclays Municipal Bond Taxable Index (“BBTMI”) had a total return of 10.26% for the same time period. The Taxable Municipal Bond Series had a shorter duration than the BBTMI (4.87 years compared to 9.04 years), thereby causing it to underperform the index during the reporting period.

Please note that index information is provided for reference only. No index can perfectly match the investments that make up a fund’s portfolio. In making investment decisions for our portfolios we do not attempt to track indices. The Bloomberg Barclays Municipal Bond index is national in scope and does not necessarily reflect the performance of state-specific municipal bond funds. Indices do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

i Data are from the Bureau of Economic Analysis, the U.S. Department of Labor Bureau of Labor Statistics, and various other sources management deems to be reliable. Some of the quoted data are preliminary in nature and may be subject to revision. Any opinions expressed herein are those of the funds’ portfolio management and are current as of June 30, 2019. They are not guarantees of performance or investment results and should not be taken as investment advice. Past performance is not a guarantee of future performance and you may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of June 30, 2019.	Unaudited

Alabama Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	1.08%
Aa/AA	84.91%
A	6.92%
B	2.32%
Not Rated	4.77%

100.00%

COMPOSITION
% of Net Assets
School Improvement	21.26%
Municipal Utility Revenue	20.98%
Public Facilities	16.73%
University Consolidated Education and Building Revenue	12.77%
Prerefunded	9.13%
Refunding	7.46%
Miscellaneous Public Improvement	6.63%
Hospital and Healthcare Revenue	2.28%
Turnpikes/Toll Road/Highway Revenue	1.06%
Other Assets Less Liabilities	1.70%

100.00%

Kentucky Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	0.47%
Aa/AA	46.98%
A	50.85%
Baa/BBB	0.02%
Not Rated	1.68%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	28.47%
School Improvement	14.97%
University Consolidated Education and Building Revenue	12.96%
Municipal Utility Revenue	10.85%
Turnpikes/Toll Road/Highway Revenue	7.95%
Refunding	6.69%
Public Facilities	5.94%
Prerefunded	5.39%
Hospital and Healthcare Revenue	5.26%
Airport Revenue	1.38%
Ad Valorem Property	0.13%
State and Local Mortgage/Housing Revenue	0.12%
Other liabilities in excess of assets	(0.11)%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	0.35%
Aa/AA	27.15%
A	72.50%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	22.31%
School Improvement	19.64%
Public Facilities	13.59%
Turnpikes/Toll Road/Highway Revenue	12.60%
Refunding	8.09%
Hospital and Healthcare Revenue	6.46%
University Consolidated Education and Building Revenue	6.36%
Municipal Utility Revenue	4.74%
Prerefunded	3.65%
Airport Revenue	1.09%
Other Assets Less Liabilities	1.47%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	85.93%
A	14.07%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	34.08%
University Consolidated Education and Building Revenue	20.79%
Municipal Utility Revenue	12.39%
Turnpikes/Toll Road/Highway Revenue	8.74%
Public Facilities	8.41%
School Improvements	6.48%
Refunding	4.94%
Hospital and Healthcare Revenue	2.62%
Miscellaneous Public Improvement	0.87%
Other Assets Less Liabilities	0.68%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of June 30, 2019.	Unaudited

North Carolina Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	3.17%
Aa/AA	78.24%
A	18.38%
Not Rated	0.21%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	19.68%
School Improvement	14.64%
Public Facilities	10.89%
Refunding	10.42%
Municipal Utility Revenue	10.35%
Hospital and Healthcare Revenue	9.25%
Prerefunded	8.30%
Airport Revenue	4.64%
Turnpikes/Toll Road/Highway Revenue	4.32%
Miscellaneous Public Improvement	4.20%
Lease Revenue	1.18%
Escrowed to Maturity	0.70%
Other Assets Less Liabilities	1.43%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	3.62%
Aa/AA	67.66%
A	28.22%
Not Rated	0.50%

100.00%

COMPOSITION
% of Net Assets
Refunding	23.05%
University Consolidated Education and Building Revenue	18.51%
Municipal Utility Revenue	15.73%
School Improvement	15.20%
Public Facilities	7.19%
Hospital and Healthcare Revenue	5.24%
Turnpikes/Toll Road/Highway Revenue	4.10%
Escrowed to Maturity	2.65%
Prerefunded	2.10%
Miscellaneous Public Improvement	2.05%
Ad Valorem Property	1.48%
Lease Revenue	1.37%
Other Assets Less Liabilities	1.33%

100.00%

Tennessee Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	3.87%
Aa/AA	79.70%
A	14.94%
Not Rated	1.49%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	32.77%
Public Facilities	11.68%
University Consolidated Education and Building Revenue	10.01%
Hospital and Healthcare Revenue	9.48%
School Improvement	9.23%
Prerefunded	8.73%
Miscellaneous Public Improvement	7.72%
Refunding	5.73%
Airport Revenue	2.44%
Industrial Revenue	0.87%
State and Local Mortgage/Housing Revenue	0.45%
Other Assets Less Liabilities	0.89%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	77.98%
A	15.93%
Baa/BBB	3.76%
Not Rated	2.33%

100.00%

COMPOSITION
% of Net Assets
Refunding	24.86%
Public Facilities	20.96%
Municipal Utility Revenue	17.71%
School Improvement	11.69%
University Consolidated Education and Building Revenue	8.88%
Miscellaneous Public Improvement	4.82%
Prerefunded	3.79%
Hospital and Healthcare Revenue	3.68%
Airport Revenue	1.51%
Other Assets Less Liabilities	2.10%

100.00%

v

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of June 30, 2019.	Unaudited

Intermediate Government Bond Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit Bank	62.35%
Federal Home Loan Bank	35.08%
Other Assets Less Liabilities	2.57%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	90.11%
A	9.89%

100.00%

COMPOSITION
% of Net Assets
Public Facilities	34.08%
Municipal Utility Revenue	23.61%
School Improvement	12.42%
Miscellaneous Public Improvements	9.90%
University Consolidated Education and Building Revenue	4.50%
Turnpikes/Toll Road/Highway Revenue	4.34%
Hospital and Healthcare Revenue	4.27%
Marina/Port Authority Revenue	2.40%
Airport Revenue	1.04%
Other Assets Less Liabilities	3.44%

100.00%

*	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. See Schedules of Portfolio Investments for individual bond ratings.

PERFORMANCE COMPARISON (Unaudited)

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over 10 years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

PERFORMANCE DISCLOSURES

Past performance is not indicative of future results. The current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

For performance data current to the most recent month-end call 800-866-0614 or visit our website at www.dupree-funds.com.

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. No index can perfectly match the investments that make up a fund’s portfolio. For each series, we have selected an index that we believe gives the most accurate picture of how the series performed during the reporting period. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting operating expenses or transaction costs, an impossibility in reality. On the other hand, the fund’s performance reflects not only these factors but management costs as well.

Please note that on August 24, 2016, Bloomberg LP completed its acquisition of Barclays Risk Analytics and Index Solutions Limited from Barclays Bank PLC and co-branded the indices as the Bloomberg Barclays Indices.

x

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
21.26% of Net Assets
Alabaster AL Board of Education Special Tax Warrants**	5.000%	09/01/2039	A1	$600,000	$681,730
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	343,062
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	256,068
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	217,848
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	510,170
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	A1	325,000	344,890
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	290,894
Madison County AL Board of Education Capital Outlay**	5.000	09/01/2031	Aa3	660,000	773,230
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A2	250,000	273,238
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	405,000	441,879
Opelika AL Warrants	5.000	11/01/2031	Aa2	150,000	161,313
Shelby County AL Board of Education Capital Outlay Warrants**	5.000	02/01/2031	Aa2	615,000	647,521
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	30,000	31,363
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	294,860
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	293,535

					5,561,601
MUNICIPAL UTILITY REVENUE BONDS
20.98% of Net Assets
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	292,248
Birmingham AL Waterworks	5.000	01/01/2026	Aa2	80,000	84,234
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	273,913
Birmingham AL Waterworks**	5.000	01/01/2038	Aa2	550,000	607,011
Birmingham AL Waterworks	4.000	01/01/2038	Aa2	205,000	223,438
Birmingham AL Waterworks	5.000	01/01/2040	Aa2	150,000	170,841
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	243,011
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3	150,000	154,998
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	A1	400,000	412,748
Gadsden AL Waterworks & Sewer Board	4.000	06/01/2034	A1	120,000	131,494
Jasper AL Waterworks and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	468,122
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	A*	300,000	341,268
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	336,093
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	A*	250,000	281,833
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	446,032
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	269,710
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	403,054
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	10,000	10,265
West Morgan East Lawrence AL Water & Sewer	4.750	08/15/2030	AA*	75,000	77,558
West Morgan East Lawrence AL Water & Sewer	4.850	08/15/2035	AA*	250,000	258,205

					5,486,076
PUBLIC FACILITIES REVENUE BONDS
16.73% of Net Assets
Anniston AL Public Building Authority	5.000	03/01/2032	A2	400,000	421,288
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	51,506
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	206,456
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	258,213
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	400,000	473,648
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa3	250,000	295,380
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	273,363
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	538,805
Lowndes County AL Warrants	5.250	02/01/2037	A2	250,000	261,215
Montgomery AL Warrants	5.000	02/01/2030	A1	300,000	305,835
Montgomery County AL Public Building Authority	5.000	03/01/2036	Aa2	350,000	422,608
Trussville AL Warrants**	5.000	10/01/2039	Aa2	775,000	867,076

					4,375,393

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.77% of Net Assets
AL Community College System Gadsden State Community College	5.000%	06/01/2038	A1	$325,000	$385,830
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	418,574
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	291,900
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	332,970
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	237,762
University of AL Birmingham	5.000	10/01/2037	Aa2	225,000	254,381
University of AL General Fee Revenue University of AL Huntsville	5.000	09/01/2037	Aa3	250,000	299,110
University of AL Huntsville	5.000	09/01/2038	Aa3	500,000	601,445
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	435,000	518,950

					3,340,922
PREREFUNDED BONDS
9.13% of Net Assets
Auburn University AL General Fee Revenue	5.000	06/01/2036	Aa2	150,000	160,487
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2	215,000	226,144
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	100,028
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	155,000	172,173
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	490,000	544,287
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3	70,000	72,553
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3	250,000	253,863
Phenix City AL Water & Sewer	5.000	08/15/2034	A3	75,000	75,360
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	65,000	67,018
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	195,000	205,667
Trussville AL Warrants	5.000	10/01/2039	NR	445,000	510,790

					2,388,370
REFUNDING BONDS
7.46% of Net Assets
Enterprise AL Warrants	4.500	11/01/2032	Aa3	115,000	123,744
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	598,190
Northport AL Warrants**	5.000	08/01/2040	AA-*	735,000	830,579
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1	350,000	399,105

					1,951,618
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.63% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	A*	125,000	125,790
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	274,370
Birmingham AL Warrants	5.000	12/01/2037	Aa3	250,000	300,380
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	283,785
Madison AL Warrants	5.000	04/01/2035	Aa2	350,000	405,181
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	343,611

					1,733,117
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.28% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital**	5.000	11/01/2035	B@	550,000	596,530

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
1.06% of Net Assets
AL Federal Aid Highway Finance Authority	4.000	06/01/2037	Aa1	250,000	276,785

Total Investments 98.30% of Net Assets (cost $24,492,148) (See (a) below for further explanation)					$25,710,412

Other assets in excess of liabilities 1.70%					443,349

Net Assets 100%					$26,153,761

#	Ratings by Moody’s Investors Service, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by S & P Global Ratings

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2019

@	Rated by Fitch Ratings, Inc.
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $24,492,148 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,245,174
Unrealized depreciation	(26,910)

Net unrealized appreciation	$1,218,264

Other Information

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	25,710,412
Level 3	Significant Unobservable Inputs	—

$25,710,412

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019

ASSETS:
Investments in securities, at fair value (Cost: $24,492,148)		$25,710,412
Cash		261,688
Interest receivable		316,381

Total assets		26,288,481
LIABILITIES:
Payable for:
Distributions to shareholders	93,648
Fund shares redeemed	8,820
Investment advisory fee	4,722
Transfer agent fee	6,984
Accrued expenses	20,546

Total liabilities		134,720

NET ASSETS:
Capital		25,025,147
Total distributable earnings		1,128,614

Net assets at value		$26,153,761

NET ASSET VALUE, offering price and redemption price per share (2,103,399 shares outstanding; unlimited number of shares authorized; no par value)		$12.43

STATEMENT OF OPERATIONS

For the year ended June 30, 2019

Net investment income:
Interest income	$885,392

Expenses:
Investment advisory fee	126,762
Transfer agent fee	36,423
Custodian expense	10,851
Professional fees	7,202
Pricing fees	6,001
Trustees fees	4,281
Other expenses	20,222

Total expenses	211,742
Fees waived by Adviser (Note 2)	(33,805)
Custodian expense reduction	(418)

Net expenses	177,519

Net investment income	707,873

Realized and unrealized gain/(loss) on investments:
Net realized loss	(25,778)
Net change in unrealized appreciation/depreciation	759,933

Net realized and unrealized gain on investments	734,155

Net increase in net assets resulting from operations	$1,442,028

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2019 and 2018

	2019	2018(1)
Operations:
Net investment income	$707,873	$772,453
Net realized loss on investments	(25,778)	(29,010)
Net change in unrealized appreciation/depreciation	759,933	(421,512)

Net increase in net assets resulting from operations	1,442,028	321,931
Total distributions (Note 6)	(707,873)	(772,453)
Net Fund share transactions (Note 4)	164,601	(849,482)

Total increase/(decrease)	898,756	(1,300,004)
Net assets:
Beginning of year	25,255,005	26,555,009

End of year	$26,153,761	$25,255,005

(1)	The presentation of Total distributions has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended June 30, 2018, distributions from net investment income were $772,453. As of June 30, 2018, accumulated net investment income was $0.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$12.08	$12.29	$12.77	$12.36	$12.32

Income from investment operations:
Net investment income	0.34	0.36	0.37	0.39	0.41
Net gains/(losses) on investments	0.35	(0.21)	(0.48)	0.41	0.04

Total from investment operations	0.69	0.15	(0.11)	0.80	0.45
Less distributions:
Distributions from net investment income	(0.34)	(0.36)	(0.37)	(0.39)	(0.41)

Net asset value, end of year	$12.43	$12.08	$12.29	$12.77	$12.36

Total return	5.80%	1.24%	(0.82)%	6.61%	3.64%
Net assets, end of year (in thousands)	$26,154	$25,255	$26,555	$29,378	$25,511
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.71%	0.71%
Ratio of gross expenses to average net assets	0.84%	0.82%	0.78%	0.78%	0.79%
Ratio of net investment income to average net assets	2.79%	2.96%	3.00%	3.14%	3.26%
Portfolio turnover	16.54%	13.83%	6.95%	5.37%	9.65%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
28.47% of Net Assets
KY Association of Counties	4.000%	02/01/2033	AA-*	$420,000	$461,849
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	476,564
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	758,917
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	502,076
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	814,620
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,450,641
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	1,089,460
KY Association of Counties	5.000	02/01/2030	AA-*	100,000	103,486
KY Association of Counties	5.000	02/01/2032	AA-*	165,000	170,698
KY Association of Counties	5.000	02/01/2035	AA-*	120,000	124,144
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,183,416
KY State Property & Building #76	5.500	08/01/2021	A1	1,400,000	1,517,891
KY State Property & Building #98	5.000	08/01/2021	A1	2,505,000	2,600,942
KY State Property & Building #100	5.000	08/01/2026	A1	2,000,000	2,134,600
KY State Property & Building #100	5.000	08/01/2027	A1	1,710,000	1,823,989
KY State Property & Building #100	5.000	08/01/2028	A1	4,000,000	4,265,800
KY State Property & Building #100	5.000	08/01/2029	A1	2,500,000	2,665,050
KY State Property & Building #100	5.000	08/01/2030	A1	9,980,000	10,609,234
KY State Property & Building #100	5.000	08/01/2031	A1	5,100,000	5,422,626
KY State Property & Building #105	4.750	04/01/2031	A2	2,110,000	2,309,395
KY State Property & Building #105	4.750	04/01/2032	A2	2,205,000	2,413,373
KY State Property & Building #105	4.750	04/01/2033	A2	2,310,000	2,524,784
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,287,079
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,633,241
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	8,031,822
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	5,499,740
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	7,020,533
KY State Property & Building #106	5.000	10/01/2033	A1	4,870,000	5,442,274
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	1,122,125
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	3,113,861
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,787,800
KY State Property & Building #108	5.000	08/01/2031	A1	8,290,000	9,560,443
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	10,122,979
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	6,032,464
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,594,036
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,887,750
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,738,811
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,145,290
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	2,167,957
KY State Property & Building #110	5.000	08/01/2035	A1	3,030,000	3,455,503
KY State Property & Building #112	5.000	11/01/2028	A1	2,500,000	2,973,975
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	9,560,597
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	9,079,963
KY State Property & Building #115	5.000	04/01/2030	A1	2,500,000	2,969,225
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	5,365,153
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	16,359,974
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	16,828,259
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,826,550
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	5,997,151
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	4,360,101
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	4,189,391
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,842,336
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	5,937,852
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	6,175,865
KY State Property & Building #119	5.000	05/01/2030	A1	3,685,000	4,457,118
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	868,594

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #119	5.000%	05/01/2035	A1	$10,000,000	$11,875,800
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	11,841,200
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	961,712
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	404,030
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	1,947,422
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2032	A2	1,825,000	1,994,415
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	A2	3,720,000	4,038,209

					275,922,155
SCHOOL IMPROVEMENT BONDS
14.97% of Net Assets
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	A1	1,890,000	2,059,042
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	A1	2,215,000	2,405,623
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	A1	2,305,000	2,495,624
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	A1	2,395,000	2,586,648
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	1,981,216
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,239,143
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,330,471
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,569,440
Fayette County KY School District Finance Corporation	5.000	10/01/2028	Aa3	1,375,000	1,553,351
Fayette County KY School District Finance Corporation	5.000	10/01/2029	Aa3	3,660,000	4,125,113
Fayette County KY School District Finance Corporation	5.000	06/01/2031	Aa3	3,705,000	3,929,745
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,949,278
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	12,316,034
Fayette County KY School District Finance Corporation	5.000	10/01/2032	Aa3	3,615,000	4,061,778
Fayette County KY School District Finance Corporation	5.000	10/01/2033	Aa3	4,385,000	4,923,127
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	10,139,500
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	703,383
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,137,357
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,191,440
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,814,798
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,830,880
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,308,714
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	6,122,892
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,368,413
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,334,441
Jefferson County KY School District Finance Corporation	4.000	06/01/2032	Aa3	2,500,000	2,762,175
Jefferson County KY School District Finance Corporation	4.000	06/01/2033	Aa3	4,310,000	4,756,171
Jefferson County KY School District Finance Corporation	4.000	06/01/2034	Aa3	3,500,000	3,845,905
Jefferson County KY School District Finance Corporation	4.000	05/01/2030	Aa3	2,000,000	2,174,020
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,331,920
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,377,350
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,422,499
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,414,727
Meade County KY School District Finance Corporation	4.000	06/01/2037	A1	2,255,000	2,446,404
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,594,256
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	1,085,155
Oldham County KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,697,108
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	5,551,959
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	5,901,336
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,572,710
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,440,687
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,632,270
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,622,255
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,768,652
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,246,090

					145,121,100

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.96% of Net Assets
Boyle County Centre College	5.000%	06/01/2037	A3	$2,865,000	$3,332,253
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	A3	1,340,000	1,570,199
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	A3	2,165,000	2,563,209
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	A3	2,835,000	3,341,643
KY Bond Development Corporation Educational Facility Lancaster Centre	5.000	06/01/2033	A3	1,345,000	1,602,971
KY Bond Development Corporation Educational Facility Lancaster Centre	5.000	06/01/2034	A3	1,605,000	1,894,606
KY State Property & Building #114	5.000	10/01/2032	Aa3	2,795,000	3,298,771
KY State Property & Building #114	5.000	10/01/2033	Aa3	2,940,000	3,454,853
KY State Property & Building #114	5.000	10/01/2034	Aa3	3,090,000	3,624,385
KY State Property & Building #114	5.000	10/01/2035	Aa3	1,945,000	2,278,548
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	4,968,262
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	3,241,578
Murray State University	5.000	03/01/2032	A1	2,220,000	2,571,692
University of Kentucky Certificate of Participation**	4.000	05/01/2033	Aa3	885,000	991,952
University of Kentucky Certificate of Participation**	4.000	05/01/2034	Aa3	1,020,000	1,137,637
University of Kentucky Certificate of Participation**	4.000	05/01/2044	Aa3	2,755,000	2,985,730
University of Kentucky Certificate of Participation**	4.000	05/01/2039	Aa3	4,660,000	5,108,572
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,473,039
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	4,820,000	5,527,335
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	17,732,044
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	8,230,147
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,462,025
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	11,861,367
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,212,151
University of Louisville	4.500	03/01/2035	A1	5,600,000	6,307,784
University of Louisville General Receipts	5.000	09/01/2030	A3	440,000	469,792
University of Louisville General Receipts	5.000	09/01/2031	A3	2,580,000	2,754,124
Western KY University	5.000	05/01/2032	A1	1,500,000	1,627,575
Western KY University	4.000	09/01/2034	A1	575,000	627,756
Western KY University	4.000	09/01/2035	A1	595,000	647,152
Western KY University	4.000	09/01/2036	A1	620,000	672,657

					125,571,809
MUNICIPAL UTILITY REVENUE BONDS
10.85% of Net Assets
Campbell & Kenton County Sanitation District #1	4.000	08/01/2032	Aa3	6,100,000	6,766,486
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	780,610
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	813,131
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	850,736
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	893,352
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	930,641
KY Rural Water Financing Corporation	5.375	02/01/2020	A+*	65,000	65,172
KY Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,192,393
KY Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	965,483
KY Rural Water Financing Corporation	5.125	02/01/2035	A+*	525,000	535,406
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	455,366
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	462,854
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3	1,175,000	1,191,744
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3	1,020,000	1,034,617
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2030	Aa3	3,120,000	3,518,736
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,773,125
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,089,260

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Metropolitan Sewer**	5.000%	05/15/2034	Aa3	$27,730,000	$29,869,092
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,521,840
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	5,401,744
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,532,719
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,662,668
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	3,147,170
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	11,120,400
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,087,290
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	4,699,725
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,766,411
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	268,961
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	299,734
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	331,352
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	215,868
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	349,876
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	439,377
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,285,322
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,366,750
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	2,138,585
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,317,396

					105,141,392
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
7.95% of Net Assets
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	A2	1,765,000	1,776,702
KY Asset Liability Commission Federal Highway	5.000	09/01/2021	A2	1,570,000	1,633,161
KY Asset Liability Commission Federal Highway	5.000	09/01/2022	A2	3,500,000	3,642,485
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	3,400,000	3,884,398
KY Asset Liability Commission Federal Highway	5.000	09/01/2027	A2	9,760,000	11,533,490
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	5,165,000	5,493,804
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	7,235,000	7,912,196
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	4,000,000	4,746,560
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,845,000	1,961,696
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,465,000	1,598,974
KY State Turnpike Economic Development Road Revenue**	5.000	07/01/2031	Aa3	9,350,000	10,202,252
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,315,000	1,525,979
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,765,000	2,110,305
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	8,755,000	9,553,018
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa3	5,000,000	5,593,450
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3	2,370,000	2,782,001
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3	400,000	473,760
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa3	500,000	590,610

					77,014,841
REFUNDING BONDS
6.69% of Net Assets
KY State Property & Building #80	5.250	05/01/2020	A1	1,000,000	1,032,510
KY State Property & Building #83	5.250	10/01/2020	A1	24,220,000	25,391,036
KY State Property & Building #84	5.000	08/01/2019	A1	7,500,000	7,524,525
KY State Property & Building #84	5.000	08/01/2021	A1	310,000	332,655
KY State Property & Building #84	5.000	08/01/2022	A1	18,000,000	19,873,080
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	447,950
KY State Property & Building #104	5.000	11/01/2022	A2	1,290,000	1,425,476
KY State Property & Building #108	5.000	08/01/2025	A1	2,690,000	3,169,197
KY State Property & Building #121	5.000	02/01/2029	A1	4,535,000	5,627,527

					64,823,956
PUBLIC FACILITIES REVENUE BONDS
5.94% of Net Assets
Bracken County KY Public Property	5.000	08/01/2030	A1	1,110,000	1,193,272
Franklin County KY Public Properties Justice Center	5.000	04/01/2029	A1	2,630,000	2,793,349

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Bond Development	5.000%	09/01/2035	A2	$1,275,000	$1,534,845
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,400,340
KY Bond Development	5.000	09/01/2037	A2	3,725,000	4,460,539
KY State Certificate of Participation	4.000	04/15/2030	A1	1,500,000	1,691,805
KY State Certificate of Participation	4.000	04/15/2031	A1	1,350,000	1,504,467
KY State Certificate of Participation	5.000	06/15/2034	A1	1,640,000	1,881,506
KY State Certificate of Participation	5.000	04/15/2038	A1	5,000,000	5,886,400
KY State Certificate of Participation	5.000	06/15/2038	A1	7,535,000	8,519,146
Laurel County General Obligation	4.000	05/01/2031	A2	1,295,000	1,448,160
Laurel County General Obligation	4.000	05/01/2034	A2	1,440,000	1,590,754
Laurel County General Obligation	4.000	05/01/2035	A2	1,495,000	1,647,027
Laurel County General Obligation	4.000	05/01/2036	A2	1,555,000	1,708,494
Laurel County General Obligation	4.000	05/01/2037	A2	1,620,000	1,775,099
Laurel County General Obligation	4.000	05/01/2038	A2	1,680,000	1,835,854
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,155,336
Owensboro KY Public Property	4.500	04/01/2034	A2	1,165,000	1,211,961
River City, Inc. Parking Authority	4.750	06/01/2027	Aa3	750,000	831,668
River City, Inc. Parking Authority	4.750	06/01/2028	Aa3	940,000	1,041,229
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	1,160,000	1,283,992
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	980,000	1,084,752
River City, Inc. Parking Authority	4.750	06/01/2030	Aa3	1,025,000	1,132,102
River City, Inc. Parking Authority	4.750	06/01/2031	Aa3	1,270,000	1,399,172
River City, Inc. Parking Authority	5.000	06/01/2031	Aa3	1,080,000	1,206,036
River City, Inc. Parking Authority	5.000	06/01/2032	Aa3	1,130,000	1,260,967
River City, Inc. Parking Authority	5.000	06/01/2033	Aa3	1,395,000	1,554,435
Warren County KY Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,521,086

					57,553,793
PREREFUNDED BONDS
5.39% of Net Assets
Bracken County KY Public Property	5.000	08/01/2029	A1	840,000	902,832
Hardin County KY School District Finance Corporation	5.000	05/01/2030	A1	450,000	479,939
Hardin County KY School District Finance Corporation	5.000	05/01/2031	A1	470,000	501,269
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa	2,500,000	2,553,423
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa	2,000,000	2,042,740
KY State Association of Counties Finance Corporation	5.000	02/01/2030	NR	525,000	544,756
KY State Association of Counties Finance Corporation	5.000	02/01/2032	NR	835,000	866,421
KY State Association of Counties Finance Corporation	5.000	02/01/2035	NR	875,000	907,926
KY State Property & Building #96	5.000	11/01/2029	A1	5,000,000	5,060,850
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa3	4,440,000	4,441,332
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa3	135,000	135,042
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa3	4,930,000	5,463,377
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	8,035,000	8,037,491
Louisville & Jefferson County Catholic Health Initiatives**	5.000	12/01/2035	NR	11,290,000	12,457,612
Louisville & Jefferson County Metropolitan Parking	5.000	12/01/2022	Aa3	625,000	634,656
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa3	2,750,000	2,801,783
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	NR	1,480,000	1,500,750
Wolfe County KY Public Property	5.000	04/01/2030	A1	2,855,000	2,933,284

					52,265,483
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.26% of Net Assets
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,972,574
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,501,256
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,296,828
KY Development Corporation Hospital Facilities — St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	8,317,715
Lexington Fayette Urban County Government	5.250	06/01/2032	A1	1,500,000	1,591,125
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	A1	1,000,000	1,062,820
Lexington Fayette Urban County Government Public Facilities	5.000	06/01/2033	A1	5,260,000	5,552,351
Louisville & Jefferson County Norton Healthcare	5.500	10/01/2033	A*	2,000,000	2,273,800

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Norton Healthcare	5.000%	10/01/2033	A*	$6,810,000	$7,923,639
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	4,081,231
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A*	7,005,000	7,383,690
Warren County KY Hospital	5.000	04/01/2028	A+*	6,225,000	6,924,005
Warren County KY Hospital	5.000	04/01/2035	A+*	1,025,000	1,126,393

					51,007,427
AIRPORT REVENUE BONDS
1.38% of Net Assets
Kenton County Airport	5.000	01/01/2034	A1	275,000	339,675
Kenton County Airport	5.000	01/01/2035	A1	300,000	369,111
Kenton County Airport	5.000	01/01/2036	A1	325,000	398,626
Kenton County Airport	5.000	01/01/2037	A1	250,000	305,443
Kenton County Airport	5.000	01/01/2038	A1	500,000	607,560
Kenton County Airport	5.000	01/01/2039	A1	500,000	605,670
Kenton County Airport	5.000	01/01/2044	A1	2,500,000	3,011,925
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2	1,250,000	1,369,700
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2	1,430,000	1,566,936
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2	1,520,000	1,663,214
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2	1,720,000	1,873,080
Lexington Fayette Urban County Airport Board	5.000	07/01/2028	Aa2	1,170,000	1,284,929

					13,395,869
AD VALOREM PROPERTY BONDS
.13% of Net Assets
Warren County General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,302,770

STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
.12% of Net Assets
Greater KY Housing Assistance Corporation — Chenowith Woods	6.100	01/01/2024	Baa2	220,000	220,310
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	954,644

					1,174,954

Total Investments 100.11% of Net Assets (cost $923,479,991) (See (a) below for further explanation)					$970,295,549

Other liabilities in excess of assets (.11)%					(1,031,492)

Net Assets 100%					$969,264,057

#	Ratings by Moody’s Investors Service, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by S & P Global Ratings
@	Rated by Fitch Ratings, Inc.
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $923,479,991 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$46,924,291
Unrealized depreciation	(108,733)

Net unrealized appreciation	$46,815,558

Other Information

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	970,295,549
Level 3	Significant Unobservable Inputs	—

$970,295,549

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019

ASSETS:
Investments in securities, at fair value (Cost: $923,479,991)		$970,295,549
Cash		2,414,608
Receivable for fund shares sold		89,086
Interest receivable		11,494,424

Total assets		984,293,667
LIABILITIES:
Payable for:
Investments purchased	10,221,167
Distributions to shareholders	2,871,651
Fund shares redeemed	1,185,133
Investment advisory fee	299,784
Professional fees	184,444
Transfer agent fee	95,701
Trustees fees	55,242
Accrued expenses	116,488

Total liabilities		15,029,610

NET ASSETS:
Capital		922,653,842
Total distributable earnings		46,610,215

Net assets at value		$969,264,057

NET ASSET VALUE, offering price and redemption price per share (123,790,348 shares outstanding; unlimited number of shares authorized; no par value)		$7.83

STATEMENT OF OPERATIONS

For the year ended June 30, 2019

Net investment income:
Interest income	$32,455,725

Expenses:
Investment advisory fee	3,567,548
Transfer agent fee	1,133,020
Professional fees	267,092
Trustees fees	112,766
Custodian expense	99,741
Pricing fees	19,998
Other expenses	184,454

Total expenses	5,384,619
Custodian expense reduction	(3,841)

Net expenses	5,380,778

Net investment income	27,074,947

Realized and unrealized gain/(loss) on investments:
Net realized loss	(207,093)
Net change in unrealized appreciation/depreciation	29,286,989

Net realized and unrealized gain on investments	29,079,896

Net increase in net assets resulting from operations	$56,154,843

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2019 and 2018

	2019	2018(1)
Operations:
Net investment income	$27,074,947	$29,271,364
Net realized gain/(loss) on investments	(207,093)	1,741,513
Net change in unrealized appreciation/depreciation	29,286,989	(21,246,045)

Net increase in net assets resulting from operations	56,154,843	9,766,832
Total distributions (Note 6)	(28,683,622)	(29,440,381)
Net Fund share transactions (Note 4)	(12,540,506)	(16,206,584)

Total increase/(decrease)	14,930,715	(35,880,133)
Net assets:
Beginning of year	954,333,342	990,213,475

End of year	$969,264,057	$954,333,342

(1)	The presentation of Total distributions has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended June 30, 2018, disbributions from net investment income were $29,267,208 and distributions from capital gains were $173,173. As of June 30, 2018, accumulated net investment income was $1,630.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$7.60	$7.76	$8.06	$7.83	$7.89

Income from investment operations:
Net investment income	0.22	0.23	0.24	0.25	0.26
Net gains/(losses) on investments	0.24	(0.16)	(0.30)	0.23	(0.06)

Total from investment operations	0.46	0.07	(0.06)	0.48	0.20
Less distributions:
Distributions from net investment income	(0.22)	(0.23)	(0.24)	(0.25)	(0.26)
Distributions from capital gains	(0.01)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

Total distributions	(0.23)	(0.23)	(0.24)	(0.25)	(0.26)

Net asset value, end of year	$7.83	$7.60	$7.76	$8.06	$7.83

Total return	6.22%	0.93%	(0.70)%	6.25%	2.60%
Net assets, end of year (in thousands)	$969,264	$954,333	$990,213	$1,023,745	$989,630
Ratio of net expenses to average net assets (a)	0.57%	0.56%	0.55%	0.55%	0.55%
Ratio of gross expenses to average net assets	0.57%	0.56%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.88%	2.98%	3.05%	3.15%	3.29%
Portfolio turnover	10.23%	16.81%	10.44%	11.53%	7.80%

(a)	Percentages are after custodian expense reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
22.31% of Net Assets
KY State Property & Building #100	5.000%	08/01/2024	A1	$750,000	$800,633
KY State Property & Building #100	5.000	08/01/2025	A1	500,000	533,435
KY State Property & Building #106	5.000	10/01/2021	A1	750,000	809,273
KY State Property & Building #106	5.000	10/01/2024	A1	750,000	848,325
KY State Property & Building #106	5.000	10/01/2025	A1	2,365,000	2,674,862
KY State Property & Building #106**	5.000	10/01/2026	A1	1,000,000	1,128,830
KY State Property & Building #108	5.000	08/01/2023	A1	1,500,000	1,703,100
KY State Property & Building #108	5.000	08/01/2023	A1	875,000	993,475
KY State Property & Building #108	5.000	08/01/2028	A1	755,000	880,510
KY State Property & Building #110	5.000	08/01/2023	A1	1,750,000	1,986,950

					12,359,393
SCHOOL IMPROVEMENT BONDS
19.64% of Net Assets
Barren County KY School District Finance Corporation**	5.000	08/01/2022	A1	1,055,000	1,163,095
Barren County KY School District Finance Corporation	5.000	08/01/2023	A1	500,000	567,275
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	A1	695,000	831,693
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	A1	300,000	331,545
Fayette County KY School District Finance Corporation	5.000	06/01/2023	Aa3	500,000	566,255
Fayette County KY School District Finance Corporation**	5.000	08/01/2023	Aa3	1,000,000	1,137,110
Hardin County KY School District	5.000	03/01/2023	A1	770,000	861,599
Jefferson County KY School District Finance Corporation**	4.000	12/01/2023	Aa3	500,000	551,285
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	A1	575,000	642,327
Johnson County KY School District Finance Corporation	3.000	12/01/2019	A1	85,000	85,755
Laurel County KY School District Finance Corporation	4.000	06/01/2022	A1	890,000	948,945
Laurel County KY School District Finance Corporation	4.000	06/01/2024	A1	465,000	512,770
Pike County School District Finance Corporation	5.000	08/01/2024	A1	250,000	289,413
Pike County School District Finance Corporation	5.000	02/01/2025	A1	900,000	1,053,054
Pike County School District Finance Corporation	5.000	08/01/2025	A1	200,000	236,638
Pike County School District Finance Corporation	4.000	02/01/2028	A1	295,000	330,294
Warren County KY School District Finance Corporation	4.000	06/01/2022	A1	725,000	774,305

					10,883,358
PUBLIC FACILITIES REVENUE BONDS
13.59% of Net Assets
KY State Certificate of Participation	4.000	06/15/2023	A1	940,000	1,022,155
KY State Certificate of Participation	4.000	06/15/2024	A1	300,000	330,756
KY State Property & Building #109**	5.000	10/01/2022	A1	1,000,000	1,108,850
Laurel County KY Justice Center	5.000	03/01/2023	A1	600,000	668,190
Lexington Fayette Urban County Government — Court Facilities	5.000	10/01/2024	A1	700,000	810,362
Livingston County KY Public Properties	5.000	08/01/2022	A1	500,000	548,530
Livingston County KY Public Properties	5.000	08/01/2023	A1	525,000	590,756
Livingston County KY Public Properties	5.000	08/01/2024	A1	555,000	637,823
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	398,871
Warren County KY Justice Center Expansion Corporation**	5.000	09/01/2023	A1	1,250,000	1,414,463

					7,530,756
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
12.60% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	582,475
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	675,000	771,167
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	2,015,000	2,331,133
KY Asset Liability Project Notes	4.000	09/01/2023	A2	250,000	274,028
KY State Turnpike Authority Economic Development	5.000	07/01/2024	A2	1,175,000	1,359,181
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa3	1,385,000	1,667,499

					6,985,483

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
8.09% of Net Assets
KY State Property & Building #83	5.000%	10/01/2019	A1	$1,500,000	$1,513,800
KY State Property & Building #84**	5.000	08/01/2019	A1	1,000,000	1,003,270
KY State Property & Building #104**	5.000	11/01/2021	A2	1,000,000	1,077,580
KY State Property & Building #108	5.000	08/01/2022	A1	200,000	220,876
KY State Property & Building #112	5.000	11/01/2026	A1	555,000	667,310

					4,482,836
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.46% of Net Assets
Lexington-Fayette Urban County Government	5.000	06/01/2024	A1	2,800,000	2,975,336
Warren County Hospital	4.000	04/01/2020	A+*	55,000	55,936
Warren County Hospital	5.000	04/01/2023	A+*	500,000	547,755

					3,579,027
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.36% of Net Assets
University of Kentucky General Receipts	4.000	04/01/2028	Aa2	750,000	828,878
University of Louisville	5.000	03/01/2024	A1	350,000	401,856
University of Louisville**	5.000	03/01/2024	A1	2,000,000	2,295,360

					3,526,094
MUNICIPAL UTILITY REVENUE BONDS
4.74% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa3	1,000,000	1,115,490
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	484,933
KY Rural Water Finance Corporation	4.500	08/01/2021	A+*	100,000	100,227
Northern KY Water	5.000	02/01/2026	Aa3	815,000	926,394

					2,627,044
PREREFUNDED BONDS
3.65% of Net Assets
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa	175,000	191,447
KY Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa3	600,000	664,914
KY Turnpike Ecomonic Development Road Revenue**	5.000	07/01/2024	Aa3	1,000,000	1,072,700
KY Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	85,000	94,196

					2,023,257
AIRPORT REVENUE BONDS
1.09% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	606,745

Total Investments 98.53% of Net Assets (cost $53,060,873) (See (a) below for further explanation)					$54,603,993

Other assets in excess of liabilities 1.47%					814,521

Net Assets 100%					$55,418,514

#	Ratings by Moody’s Investors Service, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by S & P Global Ratings
@	Rated by Fitch Ratings, Inc.
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $53,060,873 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,543,120
Unrealized depreciation	—

Net unrealized appreciation	$1,543,120

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2019

Other Information

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	54,603,993
Level 3	Significant Unobservable Inputs	—

$54,603,993

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019

ASSETS:
Investments in securities, at fair value (Cost: $53,060,873)		$54,603,993
Cash		221,939
Interest receivable		752,958

Total assets		55,578,890
LIABILITIES:
Payable for:
Distributions to shareholders	34,927
Fund shares redeemed	58,508
Investment advisory fee	19,675
Audit fee	10,125
Registration expense	9,139
Transfer agent fee	6,969
Professional fees	2,740
Trustees fees	2,331
Accrued expenses	15,962

Total liabilities		160,376

NET ASSETS:
Capital		54,136,532
Total distributable earnings		1,281,982

Net assets at value		$55,418,514

NET ASSET VALUE, offering price and redemption price per share (10,341,311 shares outstanding; unlimited number of shares authorized; no par value)		$5.36

STATEMENT OF OPERATIONS

For the year ended June 30, 2019

Net investment income:
Interest income	$1,485,856

Expenses:
Investment advisory fee	295,667
Transfer agent fee	76,960
Professional fees	17,512
Custodian expense	14,280
Pricing fees	7,879
Trustees fees	7,267
Other expenses	32,731

Total expenses	452,296
Fees waived by Adviser (Note 2)	(36,994)
Custodian expense reduction	(550)

Net expenses	414,752

Net investment income	1,071,104

Realized and unrealized gain/(loss) on investments:
Net realized loss	(50,591)
Net change in unrealized appreciation/depreciation	1,547,024

Net realized and unrealized gain on investments	1,496,433

Net increase in net assets resulting from operations	$2,567,537

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2019 and 2018

	2019	2018(1)
Operations:
Net investment income	$1,071,104	$1,191,167
Net realized loss on investments	(50,591)	(25,756)
Net change in unrealized appreciation/depreciation	1,547,024	(1,476,700)

Net increase/(decrease) in net assets resulting from operations	2,567,537	(311,289)
Total distributions (Note 6)	(1,071,104)	(1,191,167)
Net Fund share transactions (Note 4)	(8,723,711)	(8,024,017)

Total decrease	(7,227,278)	(9,526,473)
Net assets:
Beginning of year	62,645,792	72,172,265

End of year	$55,418,514	$62,645,792

(1)	The presentation of Total distributions has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended June 30, 2018, distributions from net investment income were $1,191,167. As of June 30, 2018, accumulated net investment income was $0.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$5.22	$5.33	$5.45	$5.35	$5.44

Income from investment operations:
Net investment income	0.09	0.09	0.10	0.11	0.12
Net gains/(losses) on investments	0.14	(0.11)	(0.12)	0.10	(0.09)

Total from investment operations	0.23	(0.02)	(0.02)	0.21	0.03
Less distributions:
Distributions from net investment income	(0.09)	(0.09)	(0.10)	(0.11)	(0.12)

Net asset value, end of year	$5.36	$5.22	$5.33	$5.45	$5.35

Total return	4.56%	(0.32)%	(0.44)%	3.88%	0.50%
Net assets, end of year (in thousands)	$55,419	$62,646	$72,172	$85,169	$80,055
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.71%	0.72%	0.73%
Ratio of gross expenses to average net assets	0.77%	0.75%	0.73%	0.72%	0.73%
Ratio of net investment income to average net assets	1.81%	1.76%	1.79%	1.96%	2.17%
Portfolio turnover	4.88%	4.69%	14.84%	26.49%	20.19%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
34.08% of Net Assets
Alcorn State University Educational Building	5.125%	09/01/2034	Aa2	$95,000	$95,631
Jackson State University Educational Building	5.000	03/01/2034	Aa2	175,000	179,347
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	406,082
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	50,000	52,117
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	305,000	317,944
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	A1	100,000	100,986
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	A1	60,000	60,630
MS Development Bank Special Obligation Hinds College	5.000	04/01/2036	A2	250,000	266,205
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2	120,000	128,189
MS Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA*	135,000	142,305
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3	200,000	218,152
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2	145,000	156,967
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2	280,000	303,108
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2	175,000	188,316
MS State University Educational Building Corporation Revenue**	5.250	08/01/2038	Aa2	300,000	346,806
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2	600,000	680,100
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2	200,000	216,180

					3,859,065
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
20.79% of Net Assets
Jackson State University Educational Building	5.000	03/01/2034	Aa2	440,000	507,663
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	147,636
MS Development Bank Special Obligation Gulf Coast Community Project**	4.000	12/01/2034	AA-*	300,000	327,765
MS Development Bank Special Obligation Pearl River Community College	5.000	10/01/2033	AA-*	125,000	151,255
MS State University Educational Building Corporation Revenue	5.000	08/01/2033	Aa2	225,000	272,574
MS State University Educational Building Corporation Revenue	4.000	08/01/2036	Aa2	250,000	275,580
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	245,740
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	426,294

					2,354,507
MUNICIPAL UTILITY REVENUE BONDS
12.39% of Net Assets
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	AA*	700,000	769,271
MS Development Bank Special Obligation Jackson Water & Sewer	4.500	09/01/2034	A2	100,000	103,602
MS Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	A3	250,000	298,785
MS Development Bank Special Obligation Tupelo	5.000	05/01/2033	Aa2	150,000	175,602
MS Development Bank Special Obligation West Jackson County Utility District	5.000	12/01/2033	A*	50,000	55,693

					1,402,953
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.74% of Net Assets
MS Development Bank Desoto County Highway	5.000	01/01/2030	Aa3	100,000	110,473
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2025	Aa3	200,000	235,140
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	361,296
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	196,434
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	86,596

					989,939
PUBLIC FACILITIES REVENUE BONDS
8.41% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement**	4.000	08/01/2033	AA*	300,000	330,917
MS Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	173,592
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2035	AA*	150,000	163,721
MS Development Bank Special Obligation Hinds County	4.000	11/01/2035	Aa3	100,000	109,180

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MS Development Bank Special Obligation Meridian Arts Center	5.000%	03/01/2034	A2	$150,000	$175,124

					952,534
SCHOOL IMPROVEMENT BONDS
6.48% of Net Assets
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	116,624
MS Development Bank Special Obligation Jackson Schools	5.000	04/01/2028	A+*	345,000	382,943
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2038	AA*	100,000	108,622
MS Development Bank Special Obligation Vicksburg Warren School District	5.500	03/01/2038	AA*	100,000	125,636

					733,825
REFUNDING BONDS
4.94% of Net Assets
MS State Refunding	5.250	11/01/2019	Aa2	50,000	50,670
MS State Refunding	5.000	10/01/2033	Aa2	150,000	183,456
MS State Refunding	4.000	10/01/2036	Aa2	290,000	325,258

					559,384
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.62% of Net Assets
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	145,074
Mississippi State Gaming Tax Revenue	5.000	10/15/2037	A+*	125,000	151,354

					296,428
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
.87% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	90,000	99,025

Total Investments 99.32% of Net Assets (cost $10,644,624) (See (a) below for further explanation)					$11,247,660

Other assets in excess of liabilities .68%					76,841

Net Assets 100%					$11,324,501

#	Ratings by Moody’s Investors Service, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by S & P Global Ratings
@	Rated by Fitch Ratings, Inc.
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $10,644,624 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$603,036
Unrealized depreciation	—

Net unrealized appreciation	$603,036

Other Information

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,247,660
Level 3	Significant Unobservable Inputs	—

$11,247,660

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019

ASSETS:
Investments in securities, at fair value (Cost: $10,644,624)		$11,247,660
Cash		4,531
Interest receivable		138,865

Total assets		11,391,056
LIABILITIES:
Payable for:
Distributions to shareholders	48,520
Investment advisory fee	2,060
Transfer agent fee	3,052
Professional fees	3,875
Trustee fees	755
Accrued expenses	8,293

Total liabilities		66,555

NET ASSETS:
Capital		10,720,760
Total distributable earnings		603,741

Net assets at value		$11,324,501

NET ASSET VALUE, offering price and redemption price per share (927,619 shares outstanding; unlimited number of shares authorized; no par value)		$12.21

STATEMENT OF OPERATIONS

For the year ended June 30, 2019

Net investment income:
Interest income	$385,084

Expenses:
Investment advisory fee	55,764
Transfer agent fee	16,729
Custodian expense	7,822
Compliance fee	7,001
Registration fees	8,839
Pricing expense	4,000
Professional fees	3,112
Trustees fees	1,352
Other expenses	3,104

Total expenses	107,723
Fees waived by Adviser (Note 2)	(29,296)
Custodian expense reduction	(301)

Net expenses	78,126

Net investment income	306,958

Realized and unrealized gain on investments:
Net realized gain	4,783
Net change in unrealized appreciation/depreciation	260,698

Net realized and unrealized gain on investments	265,481

Net increase in net assets resulting from operations	$572,439

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2019 and 2018

	2019	2018(1)
Operations:
Net investment income	$306,958	$326,244
Net realized gain on investments	4,783	2,307
Net change in unrealized appreciation/depreciation	260,698	(202,768)

Net increase in net assets resulting from operations	572,439	125,783
Total distributions (Note 6)	(307,238)	(334,465)
Net Fund share transactions (Note 4)	(555,782)	(624,288)

Total decrease	(290,581)	(832,970)
Net assets:
Beginning of year	11,615,082	12,448,052

End of year	$11,324,501	$11,615,082

(1)	The presentation of Total distributions has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended June 30, 2018, disbributions from net investment income were $326,227 and distributions from capital gains were $8,238. As of June 30, 2018, accumulated net investment income was $9.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$11.92	$12.14	$12.55	$12.03	$11.95

Income from investment operations:
Net investment income	0.33	0.33	0.34	0.36	0.37
Net gains/(losses) on investments	0.29	(0.22)	(0.41)	0.52	0.08

Total from investment operations	0.62	0.11	(0.07)	0.88	0.45
Less distributions:
Distributions from net investment income	(0.33)	(0.33)	(0.34)	(0.36)	(0.37)
Distributions from capital gains	0.00 (b)	0.00 (b)	0.00 (b)	0.00	0.00

Total distributions	(0.33)	(0.33)	(0.34)	(0.36)	(0.37)

Net asset value, end of year	$12.21	$11.92	$12.14	$12.55	$12.03

Total return	5.29%	0.99%	(0.48)%	7.49%	3.80%
Net assets, end of year (in thousands)	$11,325	$11,615	$12,448	$11,505	$10,916
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.69%
Ratio of gross expenses to average net assets	0.97%	0.92%	0.85%	0.88%	0.86%
Ratio of net investment income to average net assets	2.75%	2.75%	2.80%	2.97%	3.07%
Portfolio turnover	4.65%	7.26%	14.06%	3.26%	6.47%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
19.68% of Net Assets
Appalachian NC State University	4.000%	05/01/2033	A1	$500,000	$558,310
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,205,110
Iredell County NC Community College	5.000	04/01/2026	Aa1	225,000	225,509
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	325,728
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	337,996
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,342,260
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,076,140
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	843,675
Scotland County NC	5.000	12/01/2033	A*	250,000	303,775
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	826,973
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	299,873
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	682,316
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	279,003
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	276,833
University of NC Charlotte	5.000	04/01/2038	Aa3	1,000,000	1,140,860
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	3,066,236
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,704,705
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,034,739
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	837,353
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	556,155
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	514,416
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,274,264
University of NC Wilmington	4.000	04/01/2037	Aa3	385,000	434,365
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	455,439
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,548,056
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	642,087
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	549,415
University of North Carolina	5.000	10/01/2033	A1	30,000	30,043
Western Carolina University	5.000	10/01/2035	Aa3	1,000,000	1,220,130
Western Carolina University	5.000	10/01/2043	Aa3	1,000,000	1,196,380
Western Carolina University	5.000	10/01/2045	Aa3	825,000	953,073

					28,741,217
SCHOOL IMPROVEMENT BONDS
14.64% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa2	250,000	295,075
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa2	250,000	293,385
Burke County NC Limited Obligation	4.000	04/01/2034	Aa3	250,000	278,530
Cabarrus County NC	4.000	06/01/2034	Aa2	795,000	888,118
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,696,873
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa2	1,650,000	1,838,214
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	845,183
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	2,239,660
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	598,330
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	885,315
Duplin County NC Limited Obligation	5.000	04/01/2034	A2	865,000	1,016,297
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa3	200,000	224,714
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa3	500,000	587,685
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	560,415
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	606,744
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,326,629
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	886,005
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,357,925
Surry County NC Limited Obligation	4.000	06/01/2034	Aa3	350,000	397,205
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	664,588
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	820,243
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,671,105

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Wilkes County NC Limited Obligation	5.000%	06/01/2031	A1	$350,000	$410,739

					21,388,977
PUBLIC FACILITIES REVENUE BONDS
10.89% of Net Assets
Charlotte NC Certificate of Participation	4.000	12/01/2034	Aa1	290,000	319,104
Charlotte NC Certificate of Participation	4.000	06/01/2036	Aa2	1,000,000	1,128,290
Charlotte NC Certificate of Participation	4.000	06/01/2037	Aa2	3,000,000	3,370,860
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2039	Aa2	1,000,000	1,117,120
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2037	Aa2	500,000	561,345
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,124,000
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1	335,000	366,081
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa3	250,000	298,450
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa3	500,000	589,420
Kannapolis NC Limited Obligation	5.000	04/01/2032	A1	500,000	571,165
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	589,530
Orange County NC	4.000	10/01/2036	Aa1	375,000	426,701
Orange County NC	4.000	10/01/2037	Aa1	375,000	425,610
Orange County NC	4.000	10/01/2038	Aa1	275,000	311,581
Orange County NC	4.000	10/01/2039	Aa1	200,000	225,832
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,644,644
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	564,415
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	547,920
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3	750,000	825,068
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa1	800,000	900,464

					15,907,600
REFUNDING BONDS
10.42% of Net Assets
Buncombe County NC Limited Obligation**	5.000	06/01/2035	Aa1	1,000,000	1,165,000
Charlotte NC Certificate of Participation	5.000	06/01/2026	Aa1	1,455,000	1,458,171
Charlotte NC Certificate of Participation	5.000	06/01/2027	Aa1	775,000	776,690
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	946,856
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1	750,000	879,690
Chatham County NC	5.000	11/01/2032	Aa2	825,000	978,178
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3	100,000	109,767
Durham Capital Financing Corporation	4.000	06/01/2043	Aa1	2,000,000	2,110,700
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1	500,000	561,980
Durham County NC	4.000	06/01/2036	Aaa	225,000	256,835
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	279,689
Monroe NC Limited Obligation**	5.000	03/01/2039	Aa3	1,250,000	1,468,688
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1	505,000	563,610
Pitt County NC Certificate of Participation	5.000	04/01/2027	Aa2	500,000	547,245
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3	250,000	295,668
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	566,200
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,095,530
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	546,230
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1	435,000	470,761
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	148,213

					15,225,701
MUNICIPAL UTILITY REVENUE BONDS
10.35% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa3	500,000	584,745
Buncombe County NC Metropolitan Sewer District	5.000	07/01/2039	Aaa	550,000	634,497
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	825,398
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,146,280
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,171,490
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	664,164
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	290,850
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	868,793

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Martin County NC Limited Obligation Water and Sewer District	4.750%	06/01/2034	A2	$1,150,000	$1,283,308
Mooresville NC Limited Obligation**	5.000	11/01/2031	AA*	1,250,000	1,463,263
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A*	500,000	604,175
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	A2	80,000	80,114
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A2	730,000	731,460
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2031	A2	500,000	538,430
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	592,115
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	1,064,006
Union County NC Enterprise System Revenue	4.000	06/01/2038	Aa1	500,000	567,435
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,312,479
Wilmington NC Storm Water Revenue	5.000	06/01/2028	AA+*	115,000	115,489
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	584,935

					15,123,426
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.25% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa3	590,000	716,815
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,641,480
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2	500,000	547,330
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2030	A2	500,000	517,245
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	867,585
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A1	1,000,000	1,078,000
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A1	1,385,000	1,581,932
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2031	A2	1,000,000	1,097,470
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2038	A2	200,000	217,904
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.250	06/01/2029	A2	645,000	666,279
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	4.750	06/01/2030	A2	405,000	416,170
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A2	1,225,000	1,263,073
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2	1,000,000	1,100,210
New Hanover County NC Hospital Revenue New Hanover Regional Medical	5.000	10/01/2034	A1	1,500,000	1,794,255

					13,505,748
PREREFUNDED BONDS
8.30% of Net Assets
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	Aa3	265,000	291,402
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	Aa3	100,000	109,963
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa2	570,000	597,257
Moore County NC**	5.000	06/01/2031	Aa2	2,750,000	2,843,224
Nash County NC Limited Obligation**	5.000	10/01/2030	Aa3	1,640,000	1,714,620
NC Eastern Municipal Power Agency	6.000	01/01/2025	AAA@	1,150,000	1,430,186
NC Eastern Municipal Power Agency	6.000	01/01/2026	AAA@	275,000	307,013
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1	750,000	831,765
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa2	105,000	107,929
University of NC Charlotte	5.000	04/01/2031	Aa3	750,000	824,723
University of NC Greensboro	5.000	04/01/2031	Aa3	500,000	550,100
University of NC Greensboro	5.000	04/01/2036	Aa3	500,000	550,100
University of NC System Pool Revenue	5.000	10/01/2034	Aa2	1,950,000	1,968,194

					12,126,476
AIRPORT REVENUE BONDS
4.64% of Net Assets
Charlotte NC Airport Revenue	5.000	07/01/2036	Aa3	250,000	302,775
Charlotte NC Airport Revenue	4.000	07/01/2036	Aa3	500,000	560,290
Charlotte NC Airport Revenue	5.000	07/01/2037	Aa3	700,000	845,474
Charlotte NC Airport Revenue	5.000	07/01/2042	Aa3	1,325,000	1,584,222

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Charlotte NC Douglas International Airport	5.000%	07/01/2030	Aa3	$1,095,000	$1,265,503
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3	235,000	241,909
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3	440,000	452,258
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3	1,480,000	1,522,876

					6,775,307
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
4.32% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	234,140
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	604,730
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	2,902,733
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa1	500,000	534,495
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa1	1,385,000	1,478,557
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	556,350

					6,311,005
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.20% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2030	Aa1	250,000	274,570
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	250,000	274,118
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	702,654
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	1,100,000	1,261,821
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	426,335
Charlotte NC Certificate of Participation	5.000	12/01/2029	Aa1	340,000	368,060
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa2	500,000	552,645
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,714,905
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	553,885

					6,128,993
LEASE REVENUE BONDS
1.18% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,729,830

ESCROWED TO MATURITY BONDS
.70% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	915,000	1,020,792

Total Investments 98.57% of Net Assets (cost $137,512,827) (See (a) below for further explanation)					$143,985,072

Other assets in excess of liabilities 1.43%					2,092,855

Net Assets 100%					$146,077,927

#	Ratings by Moody’s Investors Service, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by S & P Global Ratings
@	Rated by Fitch Ratings, Inc.
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $137,512,827 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$6,499,105
Unrealized depreciation	(26,860)

Net unrealized appreciation	$6,472,245

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2019

Other Information

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	143,985,072
Level 3	Significant Unobservable Inputs	—

$143,985,072

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019

ASSETS:
Investments in securities, at fair value (Cost: $137,512,827)		$143,985,072
Cash		1,269,955
Receivable for fund shares sold		46,980
Interest receivable		1,334,367

Total assets		146,636,374
LIABILITIES:
Payable for:
Distributions to shareholders	335,629
Fund shares redeemed	86,641
Investment advisory fee	58,750
Transfer agent fee	25,430
Trustee fees	2,792
Accrued expenses	49,205

Total liabilities		558,447

NET ASSETS:
Capital		141,359,910
Total distributable earnings		4,718,017

Net assets at value		$146,077,927

NET ASSET VALUE, offering price and redemption price per share (12,507,176 shares outstanding; unlimited number of shares authorized; no par value)		$11.68

STATEMENT OF OPERATIONS

For the year ended June 30, 2019

Net investment income:
Interest income	$4,340,007

Expenses:
Investment advisory fee	645,503
Transfer agent fee	164,801
Professional fees	36,178
Custodian expense	23,560
Trustees fees	15,698
Pricing fees	13,501
Other expenses	40,187

Total expenses	939,428
Fees waived by Adviser (Note 2)	(12,123)
Custodian expense reduction	(907)

Net expenses	926,398

Net investment income	3,413,609

Realized and unrealized gain/(loss) on investments:
Net realized loss	(409,045)
Net change in unrealized appreciation/depreciation	4,464,408

Net realized and unrealized gain on investments	4,055,363

Net increase in net assets resulting from operations	$7,468,972

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2019 and 2018

	2019	2018(1)
Operations:
Net investment income	$3,413,609	$3,636,859
Net realized loss on investments	(409,045)	(114,148)
Net change in unrealized appreciation/depreciation	4,464,408	(1,805,316)

Net increase in net assets resulting from operations	7,468,972	1,717,395
Total distributions (Note 6)	(3,413,609)	(3,636,670)
Net Fund share transactions (Note 4)	10,844,319	(6,174,592)

Total increase/(decrease)	14,899,682	(8,093,867)
Net assets:
Beginning of year	131,178,245	139,272,112

End of year	$146,077,927	$131,178,245

(1)	The presentation of Total distributions has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended June 30, 2018, distributions from net investment income were $3,636,670. As of June 30, 2018, accumulated net investment income was $0.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$11.34	$11.50	$12.02	$11.53	$11.54

Income from investment operations:
Net investment income	0.29	0.31	0.32	0.34	0.36
Net gains/(losses) on investments	0.34	(0.16)	(0.52)	0.49	(0.01)

Total from investment operations	0.63	0.15	(0.20)	0.83	0.35
Less distributions:
Distributions from net investment income	(0.29)	(0.31)	(0.32)	(0.34)	(0.36)

Net asset value, end of year	$11.68	$11.34	$11.50	$12.02	$11.53

Total return	5.69%	1.27%	(1.68)%	7.28%	3.00%
Net assets, end of year (in thousands)	$146,078	$131,178	$139,272	$150,347	$123,717
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.69%	0.70%	0.71%
Ratio of gross expenses to average net assets	0.71%	0.71%	0.69%	0.70%	0.71%
Ratio of net investment income to average net assets	2.58%	2.66%	2.73%	2.87%	3.04%
Portfolio turnover	13.02%	11.76%	11.50%	6.09%	4.56%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
23.05% of Net Assets
Bertie County Limited Obligation	4.000%	06/01/2022	A1	$200,000	$214,611
Cabarrus County NC Certificate of Participation	5.000	04/01/2021	AA*	150,000	154,230
Charlotte NC Certificate of Participation	4.000	06/01/2022	Aa1	125,000	134,543
Charlotte NC Certificate of Participation	5.000	06/01/2023	Aa1	625,000	711,400
Charlotte NC Certificate of Participation	5.000	12/01/2024	Aa2	100,000	118,743
Charlotte NC Certificate of Participation	4.000	06/01/2025	Aa1	300,000	328,601
Charlotte NC Certificate of Participation	5.000	12/01/2025	Aa2	100,000	121,565
Cumberland County NC Certificate of Participation	3.500	12/01/2020	Aa2	185,000	186,647
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3	335,000	369,137
Durham NC Refunding	5.000	09/01/2022	Aaa	125,000	139,420
Jacksonville Public Facilities Corp Limited Obligation	5.000	04/01/2025	Aa3	100,000	119,115
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2	250,000	287,410
Rockingham County NC Limited Obligation**	5.000	04/01/2023	Aa3	250,000	282,933
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	116,550
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	189,862
Sampson County NC Limited Obligation	5.000	09/01/2024	A1	125,000	146,499
Sampson County NC Limited Obligation	5.000	09/01/2025	A1	125,000	149,891
Sampson County NC Limited Obligation	4.500	12/01/2025	A1	300,000	352,515
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	256,937
Warren County NC Limited Obligation**	5.000	06/01/2023	A1	100,000	113,251

					4,493,860
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
18.51% of Net Assets
East Carolina University	5.000	10/01/2027	Aa2	250,000	304,775
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	608,365
University of NC Charlotte	5.000	10/01/2025	Aa3	110,000	132,695
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	294,765
University of NC Greensboro	5.000	04/01/2025	A+*	10,000	10,616
University of NC Greensboro	5.000	04/01/2026	Aa3	250,000	306,393
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	490,228
University of NC Wilmington	5.000	06/01/2025	A1	100,000	119,083
University of NC Wilmington	4.000	06/01/2029	A1	750,000	846,540
University of NC Wilmington	4.000	06/01/2030	A1	200,000	224,644
Western Carolina University	5.000	10/01/2025	Aa3	225,000	272,169

					3,610,273
MUNICIPAL UTILITY REVENUE BONDS
15.73% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2027	Aa3	600,000	713,230
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	285,183
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	403,055
Gastonia NC Combined Utilities System	4.000	05/01/2023	Aa2	150,000	164,594
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	195,000	236,124
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	234,757
Mooresville NC Limited Obligation	5.000	11/01/2021	AA*	350,000	379,089
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	A2	205,000	205,443
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	150,228
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa1	100,000	106,523
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	189,341

					3,067,567
SCHOOL IMPROVEMENT BONDS
15.20% of Net Assets
Cabarrus County NC Limited Obligation	5.000	04/01/2024	Aa2	350,000	407,273
Cabarrus County NC Limited Obligation	5.000	06/01/2025	Aa2	200,000	240,044
Cabarrus County NC Limited Obligation	5.000	04/01/2029	Aa2	200,000	241,964
Onslow County NC Limted Obligation	5.000	06/01/2023	Aa3	250,000	284,973
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	301,413

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Sampson County NC Limited Obligation	4.000%	12/01/2028	A1	$160,000	$180,126
Scotland County NC	5.000	12/01/2025	A*	270,000	324,740
Scotland County NC	5.000	12/01/2026	A*	250,000	306,145
Scotland County NC	5.000	12/01/2027	A*	140,000	174,751
Surry County NC Limited Obligation	5.000	06/01/2027	Aa3	250,000	311,553
Wilkes County NC Limited Obligation	5.000	06/01/2024	A1	165,000	191,720

					2,964,702
PUBLIC FACILITIES REVENUE BONDS
7.19% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2028	Aa1	500,000	596,040
Charlotte NC Certificate of Participation	4.000	12/01/2022	Aa1	170,000	180,963
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	322,871
Watauga NC Public Facillities Corporation Limited Obligation	5.000	06/01/2023	Aa3	275,000	301,942

					1,401,816
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.24% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	269,432
NC State Medical Care Duke University	5.000	06/01/2026	Aa2	165,000	181,614
NC State Medical Care Duke University	5.000	06/01/2028	Aa2	125,000	159,380
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2024	A1	180,000	200,651
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A1	180,000	211,237

					1,022,314
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
4.10% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2025	A2	265,000	314,955
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2029	A2	120,000	140,624
North Carolina Turnpike Authority	5.000	01/01/2029	A2	285,000	343,892

					799,471
ESCROWED TO MATURITY BONDS
2.65% of Net Assets
NC Eastern Municipal Power Agency	5.000	01/01/2021	AAA@	125,000	131,963
NC Eastern Municipal Power Agency	6.000	01/01/2022	AAA@	125,000	139,386
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	220,000	245,436

					516,785
PREREFUNDED BONDS
2.10% of Net Assets
Moore County NC	5.000	06/01/2021	Aa2	200,000	206,780
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1	105,000	107,355
University of NC Greensboro	5.000	04/01/2025	NR	90,000	95,768

					409,903
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.05% of Net Assets
NC State Capital Improvement Obligation**	5.000	05/01/2021	Aa1	250,000	257,800
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa1	125,000	142,538

					400,338
AD VALOREM PROPERTY BONDS
1.48% of Net Assets
Smithville Township NC**	5.000	06/01/2024	Aa3	250,000	288,688

LEASE REVENUE BONDS
1.37% of Net Assets
Edgecombe County NC Limited Obligation**	4.000	06/01/2022	A2	250,000	267,968

Total Investments 98.67% of Net Assets (cost $18,588,043) (See (a) below for further explanation)					$19,243,685

Other assets in excess of liabilities 1.33%					260,091

Net Assets 100%					$19,503,776

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2019

#	Ratings by Moody’s Investors Service, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by S & P Global Ratings
@	Rated by Fitch Ratings, Inc.
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $18,588,043 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$655,642
Unrealized depreciation	—

Net unrealized appreciation	$655,642

Other Information

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	19,243,685
Level 3	Significant Unobservable Inputs	—

$19,243,685

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019

ASSETS:
Investments in securities, at fair value (Cost: $18,588,043)		$19,243,685
Cash		145,455
Interest receivable		153,702

Total assets		19,542,842
LIABILITIES:
Payable for:
Distributions to shareholders	5,281
Fund shares redeemed	3,960
Investment advisory fee	4,866
Transfer agent fee	2,392
Audit fees	3,797
Insurance expense	3,259
Custodian fees	3,030
Professional fees	2,787
Pricing fees	2,234
Trustees fees	1,501
Accrued expenses	5,959

Total liabilities		39,066

NET ASSETS:
Capital		18,997,672
Total distributable earnings		506,104

Net assets at value		$19,503,776

NET ASSET VALUE, offering price and redemption price per share (1,769,833 shares outstanding; unlimited number of shares authorized; no par value)		$11.02

STATEMENT OF OPERATIONS

For the year ended June 30, 2019

Net investment income:
Interest income	$468,247

Expenses:
Investment advisory fee	103,975
Transfer agent fee	30,896
Professional fees	12,904
Custodian expense	9,628
Pricing fees	6,001
Trustees fees	2,564
Other expenses	16,549

Total expenses	182,517
Fees waived by Adviser (Note 2)	(36,350)
Custodian expense reduction	(371)

Net expenses	145,796

Net investment income	322,451

Realized and unrealized gain/(loss) on investments:
Net realized loss	(130,283)
Net change in unrealized appreciation/depreciation	821,421

Net realized and unrealized gain on investments	691,138

Net increase in net assets resulting from operations	$1,013,589

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2019 and 2018

	2019	2018(1)
Operations:
Net investment income	$322,451	$328,323
Net realized gain/(loss) on investments	(130,283)	4,174
Net change in unrealized appreciation/depreciation	821,421	(419,673)

Net increase/(decrease) in net assets resulting from operations	1,013,589	(87,176)
Total distributions (Note 6)	(322,451)	(328,323)
Net Fund share transactions (Note 4)	(3,454,289)	752,612

Total increase/(decrease)	(2,763,151)	337,113
Net assets:
Beginning of year	22,266,927	21,929,814

End of year	$19,503,776	$22,266,927

(1)	The presentation of Total distributions has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended June 30, 2018, distributions from net investment income were $328,323. As of June 30, 2018, accumulated net investment income was $0.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$10.64	$10.85	$11.05	$10.94	$11.06

Income from investment operations:
Net investment income	0.17	0.16	0.16	0.17	0.19
Net gains/(losses) on investments	0.38	(0.21)	(0.20)	0.11	(0.12)

Total from investment operations	0.55	(0.05)	(0.04)	0.28	0.07
Less distributions:
Distributions from net investment income	(0.17)	(0.16)	(0.16)	(0.17)	(0.19)

Net asset value, end of year	$11.02	$10.64	$10.85	$11.05	$10.94

Total return	5.19%	(0.45)%	(0.33)%	2.59%	0.60%
Net assets, end of year (in thousands)	$19,504	$22,267	$21,930	$25,134	$24,463
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.73%	0.83%	0.83%
Ratio of gross expenses to average net assets	0.88%	0.86%	0.82%	0.83%	0.83%
Ratio of net investment income to average net assets	1.55%	1.50%	1.49%	1.56%	1.69%
Portfolio turnover	13.59%	21.80%	11.15%	24.05%	9.79%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
32.77% of Net Assets
Bristol TN Electric Revenue	5.000%	09/01/2038	AA-*	$1,525,000	$1,706,689
Chattanooga TN Electric Revenue	5.000	09/01/2035	AA*	250,000	293,993
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA*	2,325,000	2,710,574
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	A*	110,000	110,265
Clarksville TN Electric System Revenue	4.000	09/01/2034	Aa2	500,000	561,025
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2036	Aa2	500,000	590,840
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2036	Aa2	1,475,000	1,648,711
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2038	Aa2	820,000	909,872
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	956,499
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	875,738
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa3	250,000	275,415
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	346,261
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	1,090,110
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA+*	500,000	574,440
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA+*	1,000,000	1,092,790
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,096,400
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	291,488
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	289,218
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	262,305
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,449,538
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	859,979
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	891,928
Memphis TN Gas System Revenue**	4.000	12/01/2037	Aa1	1,310,000	1,455,266
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2033	AA*	500,000	587,670
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA*	500,000	572,160
Metropolitan Government Nashville & Davidson County Electric**	5.000	05/15/2036	AA*	3,085,000	3,279,077
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA*	500,000	569,905
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2030	Aa3	3,250,000	3,680,072
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2031	Aa3	500,000	565,330
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa3	575,000	649,417
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2037	Aa3	250,000	301,548
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2040	Aa3	2,265,000	2,528,261
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	765,000	776,582
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	270,000	301,722

					34,151,088
PUBLIC FACILITIES REVENUE BONDS
11.68% of Net Assets
Memphis Shelby County Sports Authority	5.250	11/01/2026	Aa3	500,000	506,595
Memphis Shelby County Sports Authority	5.250	11/01/2027	Aa3	750,000	759,818
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,504,838
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	916,616
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	651,981
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,692,930
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	846,393
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	639,696
Pigeon Forge Industrial Development Board	5.000	06/01/2027	AA*	1,400,000	1,491,782
Pigeon Forge Industrial Development Board**	5.000	06/01/2029	AA*	2,120,000	2,255,235
Pigeon Forge Industrial Development Board	5.000	06/01/2034	AA*	850,000	902,887

					12,168,771

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.01% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000%	09/01/2030	A+*	$200,000	$219,790
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa1	1,150,000	1,274,015
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A1	920,000	1,024,576
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A1	1,030,000	1,140,375
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A1	650,000	755,229
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A1	875,000	960,278
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2043	Aa1	1,000,000	1,099,200
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1	1,400,000	1,620,192
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,337,460

					10,431,115
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.48% of Net Assets
Jackson TN Hospital Jackson Madison County Hospital	5.000	04/01/2036	A2	995,000	1,120,211
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	2,500,000	2,909,975
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,095,217
Rutherford County TN Health & Educational Facilities Ascension Health	5.000	11/15/2040	Aa2	1,500,000	1,519,530
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2027	A1	750,000	820,545
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,821,093
Shelby County TN Health Education & Housing Facilities — LeBonheur	5.000	05/01/2035	A1	500,000	594,370

					9,880,941
SCHOOL IMPROVEMENT BONDS
9.23% of Net Assets
Coffee County TN**	4.000	06/01/2037	AA-*	500,000	565,085
Coffee County TN**	4.000	06/01/2041	AA-*	500,000	554,415
Franklin TN Special School District	5.000	06/01/2039	Aa1	250,000	310,843
Johnson City TN	4.000	06/01/2036	Aa2	1,150,000	1,299,696
Montgomery County TN	4.000	04/01/2036	AA+*	260,000	288,504
Montgomery County TN	4.000	04/01/2037	AA+*	1,920,000	2,120,485
Rhea County TN**	5.000	04/01/2029	A1	1,385,000	1,507,614
Shelby County TN	5.000	04/01/2037	Aa1	500,000	602,105
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,625,842
Wilson County TN 10th Special School District Refunding	4.000	04/01/2033	AA-*	655,000	740,635

					9,615,224
PREREFUNDED BONDS
8.73% of Net Assets
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2	480,000	500,635
Clarksville TN Electric Systems Revenue	5.000	09/01/2033	Aa2	2,000,000	2,085,980
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	564,145
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2	1,000,000	1,128,290
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	274,804
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	NR	70,000	70,993
Knox Chapman TN Utility District	5.250	01/01/2036	AA-*	700,000	741,384
Manchester TN	5.000	06/01/2038	A2	20,000	20,672
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	NR	210,000	211,949
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa1	790,000	797,679
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2030	A1	500,000	537,295
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	360,000	365,436

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Watauga River TN Regional Water Authority Waterworks	5.000%	07/01/2034	A*	$500,000	$552,220
West Wilson Utility District TN Waterworks	5.000	06/01/2033	NR	1,170,000	1,250,870

					9,102,352
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.72% of Net Assets
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3	625,000	662,806
Memphis TN	4.000	06/01/2041	Aa2	1,120,000	1,215,066
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	900,626
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	1,470,000	1,663,305
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	561,455
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2	500,000	561,445
Springfield TN Public Improvement	4.500	03/01/2024	Aa3	565,000	627,303
TN State Series A	5.000	02/01/2036	Aaa	1,500,000	1,850,925

					8,042,931
REFUNDING BONDS
5.73% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,200,000	1,424,880
Manchester TN	5.000	06/01/2038	A2	80,000	82,502
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	571,410
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	283,873
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,150,700
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	286,565
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	285,828
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	567,990
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1	1,200,000	1,312,343

					5,966,091
AIRPORT REVENUE BONDS
2.44% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	926,888
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	288,890
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,329,917

					2,545,695
INDUSTRIAL REVENUE BONDS
.87% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3	850,000	907,069

STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
0.45% of Net Assets
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	450,000	463,883

Total Investments 99.11% of Net Assets (cost $98,591,005) (See (a) below for further explanation)					$103,275,160

Other assets in excess of liabilities .89%					931,793

Net Assets 100%					$104,206,953

#	Ratings by Moody’s Investors Service, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by S & P Global Ratings
@	Rated by Fitch Ratings, Inc.
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $98,591,005 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$4,684,155
Unrealized depreciation	—

Net unrealized appreciation	$4,684,155

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2019

Other Information

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	103,275,160
Level 3	Significant Unobservable Inputs	—

$103,275,160

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019

ASSETS:
Investments in securities, at fair value (Cost: $98,591,005)		$103,275,160
Cash		663,934
Interest receivable		1,242,764

Total assets		105,181,858
LIABILITIES:
Payable for:
Investments purchased	563,382
Distributions to shareholders	230,934
Fund shares redeemed	70,617
Investment advisory fee	43,347
Professional fees	27,911
Transfer agent fee	10,972
Accrued expenses	27,742

Total liabilities		974,905

NET ASSETS:
Capital		99,951,064
Total distributable earnings		4,255,889

Net assets at value		$104,206,953

NET ASSET VALUE, offering price and redemption price per share (9,049,897 shares outstanding; unlimited number of shares authorized; no par value)		$11.51

STATEMENT OF OPERATIONS

For the year ended June 30, 2019

Net investment income:
Interest income	$3,434,419

Expenses:
Investment advisory fee	514,119
Transfer agent fee	129,770
Professional fees	28,900
Custodian expense	19,169
Trustees fees	12,549
Pricing fees	4,500
Other expenses	21,948

Total expenses	730,955
Fees waived by Adviser (Note 2)	(7,559)
Custodian expense reduction	(738)

Net expenses	722,658

Net investment income	2,711,761

Realized and unrealized gain/(loss) on investments:
Net realized loss	(146,789)
Net change in unrealized appreciation/depreciation	2,532,500

Net realized and unrealized gain on investments	2,385,711

Net increase in net assets resulting from operations	$5,097,472

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2019 and 2018

	2019	2018(1)
Operations:
Net investment income	$2,711,761	$2,996,040
Net realized loss on investments	(146,789)	(3,281)
Net change in unrealized appreciation/depreciation	2,532,500	(1,977,898)

Net increase in net assets resulting from operations	5,097,472	1,014,861
Total distributions (Note 6)	(2,711,761)	(2,996,040)
Net Fund share transactions (Note 4)	(6,300,251)	1,843,070

Total decrease	(3,914,540)	(138,109)
Net assets:
Beginning of year	108,121,493	108,259,602

End of year	$104,206,953	$108,121,493

(1)	The presentation of Total distributions has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended June 30, 2018, distributions from net investment income were $2,996,040. As of June 30, 2018, accumulated net investment income was $0.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$11.24	$11.44	$11.89	$11.51	$11.55

Income from investment operations:
Net investment income	0.30	0.31	0.33	0.34	0.36
Net gains/(losses) on investments	0.27	(0.20)	(0.45)	0.38	(0.04)

Total from investment operations	0.57	0.11	(0.12)	0.72	0.32
Less distributions:
Distributions from net investment income	(0.30)	(0.31)	(0.33)	(0.34)	(0.36)

Net asset value, end of year	$11.51	$11.24	$11.44	$11.89	$11.51

Total return	5.12%	0.94%	(1.03)%	6.40%	2.77%
Net assets, end of year (in thousands)	$104,207	$108,121	$108,260	$116,831	$109,672
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.71%	0.70%
Ratio of gross expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.70%
Ratio of net investment income to average net assets	2.63%	2.70%	2.82%	2.96%	3.08%
Portfolio turnover	6.46%	15.77%	9.27%	9.67%	7.01%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
24.86% of Net Assets
Maryville TN**	5.000%	06/01/2026	Aa3	$350,000	$428,736
Memphis TN General Improvement	5.000	11/01/2023	Aa2	350,000	403,690
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	245,058
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2021	Aa2	175,000	181,430
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2	110,000	113,000
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2	80,000	86,180
Putnam County TN	4.000	04/01/2025	Aa2	300,000	342,287

					1,800,381
PUBLIC FACILITIES REVENUE BONDS
20.96% of Net Assets
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3	100,000	104,142
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3	220,000	234,332
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2024	Aa3	250,000	295,033
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	142,219
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	217,520
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3	195,000	223,162
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2026	Aa3	100,000	114,356
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	175,000	186,578

					1,517,342
MUNICIPAL UTILITY REVENUE BONDS
17.71% of Net Assets
Chattanooga TN Electric Revenue**	5.000	09/01/2023	AA*	250,000	287,028
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	290,195
Maryville TN	4.000	06/01/2029	Aa3	250,000	284,608
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2026	Aa3	100,000	113,734
Springfield TN	5.000	06/01/2027	Aa3	245,000	306,146

					1,281,711
SCHOOL IMPROVEMENT BONDS
11.69% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	250,000	287,248
Rhea County TN	4.000	04/01/2025	A1	250,000	265,564
White County TN	4.000	06/01/2027	AA-*	260,000	293,098

					845,910
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.88% of Net Assets
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	144,771
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	08/01/2022	A1	120,000	132,871
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2025	A1	100,000	113,689
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A1	225,000	251,645

					642,976
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.82% of Net Assets
Claiborne County TN	4.125	04/01/2030	A+*	110,000	111,415
Selmer TN	4.000	06/01/2025	AA*	210,000	237,745

					349,160

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
3.79% of Net Assets
Memphis TN Center City Revenue Finance Corporation	5.250%	11/01/2025	Aa3	$100,000	$108,934
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	NR	140,000	143,731
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	NR	20,000	21,570

					274,235
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.68% of Net Assets
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	BBB+*	265,000	266,132

AIRPORT REVENUE BONDS
1.51% of Net Assets
Metropolitan Nashville Airport Authority	4.000	07/01/2023	A1/A+*	100,000	109,323

Total Investments 97.90% of Net Assets (cost $6,851,968) (See (a) below for further explanation)					$7,087,170

Other assets in excess of liabilities 2.10%					151,846

Net Assets 100%					$7,239,016

#	Ratings by Moody’s Investors Service, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by S & P Global Ratings
@	Rated by Fitch Ratings, Inc.
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $6,851,968 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$235,202
Unrealized depreciation

Net unrealized appreciation	$235,202

Other Information

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	7,087,170
Level 3	Significant Unobservable Inputs	—

$7,087,170

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019

ASSETS:
Investments in securities, at fair value (Cost: $6,851,968)		$7,087,170
Cash		93,773
Interest receivable		76,956

Total assets		7,257,899
LIABILITIES:
Payable for:
Distributions to shareholders	2,812
Fund shares redeemed	1,367
Investment advisory fee	852
Transfer agent fee	1,038
Professional fees	2,625
Custody expense	1,771
Pricing fees	2,178
Printing fees	1,548
Registration fees	1,568
Trustees fees	780
Accrued expenses	2,344

Total liabilities		18,883

NET ASSETS:
Capital		7,275,191
Total distributable loss		(36,175)

Net assets at value		$7,239,016

NET ASSET VALUE, offering price and redemption price per share (669,344 shares outstanding; unlimited number of shares authorized; no par value)		$10.82

STATEMENT OF OPERATIONS

For the year ended June 30, 2019

Net investment income:
Interest income	$187,568

Expenses:
Investment advisory fee	41,205
Transfer agent fee	12,361
Professional fees	9,385
Custodian expense	7,990
Registration expense	8,541
Pricing expense	4,500
Trustees fees	1,035
Other expenses	3,815

Total expenses	88,832
Fees waived by Adviser (Note 2)	(30,339)
Custodian expense reduction	(308)

Net expenses	58,185

Net investment income	129,383

Realized and unrealized gain/(loss) on investments:
Net realized loss	(40,709)
Net change in unrealized appreciation/depreciation	242,431

Net realized and unrealized gain on investments	201,722

Net increase in net assets resulting from operations	$331,105

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2019 and 2018

	2019	2018(1)
Operations:
Net investment income	$129,383	$153,033
Net realized loss on investments	(40,709)	(2,248)
Net change in unrealized appreciation/depreciation	242,431	(163,422)

Net increase/(decrease) in net assets resulting from operations	331,105	(12,637)
Total distributions (Note 6)	(129,383)	(153,033)
Net Fund share transactions (Note 4)	(2,965,492)	(330,072)

Total decrease	(2,763,770)	(495,742)
Net assets:
Beginning of year	10,002,786	10,498,528

End of year	$7,239,016	$10,002,786

(1)	The presentation of Total distributions has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended June 30, 2018, distributions from net investment income were $153,033. As of June 30, 2018, accumulated net investment income was $0.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$10.52	$10.70	$10.93	$10.74	$10.81

Income from investment operations:
Net investment income	0.17	0.16	0.17	0.16	0.18
Net gains/(losses) on investments both realized and unrealized	0.30	(0.18)	(0.23)	0.19	(0.07)

Total from investment operations	0.47	(0.02)	(0.06)	0.35	0.11
Less distributions:
Distributions from net investment income	(0.17)	(0.16)	(0.17)	(0.16)	(0.18)

Net asset value, end of year	$10.82	$10.52	$10.70	$10.93	$10.74

Total return	4.48%	(0.17)%	(0.54)%	3.28%	0.99%
Net assets, end of year (in thousands)	$7,239	$10,003	$10,499	$11,340	$11,033
Ratio of net expenses to average net assets (a)	0.71%	0.70%	0.75%	0.86%	0.85%
Ratio of gross expenses to average net assets	1.08%	0.98%	0.88%	0.86%	0.85%
Ratio of net investment income to average net assets	1.57%	1.53%	1.59%	1.47%	1.64%
Portfolio turnover	10.64%	22.75%	10.95%	7.37%	14.32%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT BANK
62.35% of Net Assets
Federal Farm Credit Bank	5.050%	12/21/2021	Aaa	$370,000	$398,859
Federal Farm Credit Bank**	5.250	05/10/2022	Aaa	2,000,000	2,190,394
Federal Farm Credit Bank**	5.840	07/20/2022	Aaa	2,650,000	2,964,462
Federal Farm Credit Bank**	5.250	10/25/2022	Aaa	1,500,000	1,663,431
Federal Farm Credit Bank	5.125	11/28/2022	Aaa	2,000,000	2,215,010

					9,432,156
FEDERAL HOME LOAN BANK
35.08% of Net Assets
Federal Home Loan Bank	5.000	12/10/2021	Aaa	500,000	536,638
Federal Home Loan Bank	5.750	06/10/2022	Aaa	2,000,000	2,222,761
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	2,047,386
Federal Home Loan Bank	2.970	08/02/2027	Aaa	500,000	500,012

					5,306,797
Total Investments 97.43% of Net Assets (cost $14,110,808) (See (a) below for further explanation)					$14,738,953

Other assets in excess of liabilities 2.57%					388,922

Net Assets 100%					$15,127,875

#	Ratings by Moody’s Investors Service, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by S & P Global Ratings
@	Rated by Fitch Ratings, Inc.
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $14,110,808 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$628,145
Unrealized depreciation	—

Net unrealized appreciation	$628,145

Other Information

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$14,738,953
Level 3	Significant Unobservable Inputs	—

$14,738,953

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019

ASSETS:
Investments in securities, at fair value (Cost: $14,110,808)		$14,738,953
Cash		260,648
Interest receivable		151,721

Total assets		15,151,322
LIABILITIES:
Payable for:
Distributions to shareholders	5,649
Fund shares redeemed	1,402
Investment advisory fee	2,488
Registration expense	3,861
Professional fees	2,011
Transfer agent fee	1,867
Printing expense	1,853
Insurance expense	1,278
Trustee fee	724
Accrued expenses	2,314

Total liabilities		23,447

NET ASSETS:
Capital		14,652,447
Total distributable earnings		475,428

Net assets at value		$15,127,875

NET ASSET VALUE, offering price and redemption price per share (1,494,876 shares outstanding; unlimited number of shares authorized; no par value)		$10.12

STATEMENT OF OPERATIONS

For the year ended June 30, 2019

Net investment income:
Interest income	$474,648

Expenses:
Investment advisory fee	29,812
Transfer agent fee	22,359
Custodian expense	9,548
Printing expense	8,315
Registration expense	8,168
Compliance fees	7,300
Pricing fees	5,054
Professional fees	4,136
Trustee fees	1,794
Other expenses	6,844

Total expenses	103,330
Fees waived by Adviser (Note 2)	(421)
Custodian expense reduction	(368)

Net expenses	102,541

Net investment income	372,107

Realized and unrealized gain on investments:
Net realized gain	291
Net change in unrealized appreciation/depreciation	366,469

Net realized and unrealized gain on investments	366,760

Net increase in net assets resulting from operations	$738,867

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2019 and 2018

	2019	2018(1)
Operations:
Net investment income	$372,107	$392,788
Net realized gain on investments	291	6,059
Net change in unrealized appreciation/depreciation	366,469	(551,580)

Net increase/(decrease) in net assets resulting from operations	738,867	(152,733)
Total distributions (Note 6)	(372,107)	(392,788)
Net Fund share transactions (Note 4)	(272,043)	(27,766)

Total increase/(decrease)	94,717	(573,287)
Net assets:
Beginning of year	15,033,158	15,606,445

End of year	$15,127,875	$15,033,158

(1)	The presentation of Total distributions has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended June 30, 2018, distributions from net investment income were $392,788. As of June 30, 2018, accumulated net investment income was $0.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$9.87	$10.23	$10.70	$10.29	$10.25

Income from investment operations:
Net investment income	0.25	0.25	0.26	0.26	0.26
Net gains/(losses) on investments	0.25	(0.36)	(0.47)	0.41	0.04

Total from investment operations	0.50	(0.11)	(0.21)	0.67	0.30
Less distributions:
Distributions from net investment income	(0.25)	(0.25)	(0.26)	(0.26)	(0.26)

Net asset value, end of year	$10.12	$9.87	$10.23	$10.70	$10.29

Total return	5.12%	(1.05)%	(1.99)%	6.57%	2.96%
Net assets, end of year (in thousands)	$15,128	$15,033	$15,606	$17,476	$18,728
Ratio of net expenses to average net assets (a)	0.69%	0.61%	0.58%	0.53%	0.51%
Ratio of gross expenses to average net assets	0.69%	0.61%	0.58%	0.53%	0.51%
Ratio of net investment income to average net assets	2.50%	2.53%	2.49%	2.47%	2.54%
Portfolio turnover	0.00%	1.99%	0.00%	0.00%	2.44%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
34.08% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800%	06/01/2030	Aa1	$250,000	$259,575
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa1	150,000	159,225
Evanston IL Taxable Corporate Purpose Bonds	4.250	12/01/2038	Aa2	275,000	290,253
Franklin County OH Convention Facilities Authority	6.640	12/01/2042	Aa2	440,000	641,480
Franklin County OH Convention Facilities Build America	6.540	12/01/2036	Aa2	155,000	212,620
Grand Junction CO Certificate of Participation Build America	7.500	12/01/2030	AA-*	425,000	456,106
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	190,000	270,165
Pennington County SD Certificate of Participation Build America	7.200	06/01/2037	Aa1	750,000	801,758
Pompano Beach FL Certificate of Participation	5.579	01/01/2040	A1	225,000	243,331
Rhode Island Convention Center	6.060	05/15/2035	Aa3	70,000	86,545
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*	710,000	750,534

					4,171,592
MUNICIPAL UTILITY REVENUE BONDS
23.61% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	425,000	452,782
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	A1	40,000	42,088
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	62,880
Heber UT Light & Power Build America	7.000	12/15/2030	A2	375,000	399,495
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3	200,000	298,638
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	125,192
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	371,856
Sedalia MO Certificate of Participation Build America**	7.300	06/01/2035	AA*	500,000	523,070
West Knox Utilities District Knox County TN Water and Sewer**	6.900	06/01/2040	AA+*	400,000	447,532
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2	60,000	62,201
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	103,487

					2,889,221
SCHOOL IMPROVEMENT BONDS
12.42% of Net Assets
Armstrong School District PA Build America**	7.000	03/15/2041	AA*	750,000	805,973
CO State Building Excellent Schools Today Certificate of Participation**	7.017	03/15/2031	Aa2	400,000	432,567
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	281,733

					1,520,273
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
9.90% of Net Assets
KY State Property & Buildings Build America**	5.921	11/01/2030	A1	250,000	311,292
Leeds AL Taxable Warrants	4.125	05/01/2039	AA*	125,000	128,779
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	425,000	442,395
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2	250,000	263,048
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA+*	65,000	66,307

					1,211,821
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.50% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	141,855
Michigan State University Revenues	4.496	08/15/2048	Aa2	375,000	408,953

					550,808
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
4.34% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa2	100,000	100,037
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa3	280,000	430,693

					530,730

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.27% of Net Assets
Midland County TX Hospital District	6.440%	05/15/2039	Aa3	$185,000	$256,215
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3	250,000	266,418

					522,633
MARINA/PORT AUTHORITY REVENUE BONDS
2.40% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3	200,000	294,050

AIRPORT REVENUE BONDS
1.04% of Net Assets
Tri-Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	125,000	126,700

Total Investments 96.56% of Net Assets (cost $10,750,369) (See (a) below for further explanation)					$11,817,828

Other assets in excess of liabilities 3.44%					420,955

Net Assets 100%					$12,238,783

#	Ratings by Moody’s Investors Service, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by S & P Global Ratings
@	Rated by Fitch Ratings, Inc.
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $10,750,369 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,067,459
Unrealized depreciation	—

Net unrealized appreciation	$1,067,459

Other Information

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,817,828
Level 3	Significant Unobservable Inputs	—

$11,817,828

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019

ASSETS:
Investments in securities, at fair value (Cost: $10,750,369)		$11,817,828
Cash		319,022
Interest receivable		134,235

Total assets		12,271,085
LIABILITIES:
Payable for:
Distributions to shareholders	15,961
Fund shares redeemed	3,113
Investment advisory fee	1,440
Transfer agent fee	1,447
Professional fees	3,968
Trustees fees	789
Accrued expenses	5,584

Total liabilities		32,302

NET ASSETS:
Capital		11,207,987
Total distributable earnings		1,030,796

Net assets at value		$12,238,783

NET ASSET VALUE, offering price and redemption price per share (1,177,730 shares outstanding; unlimited number of shares authorized; no par value)		$10.39

STATEMENT OF OPERATIONS

For the year ended June 30, 2019

Net investment income:
Interest income	$651,492

Expenses:
Investment advisory fee	57,228
Transfer agent fee	17,168
Registration expense	11,215
Custodian expense	9,239
Compliance fee	7,201
Professional fees	6,201
Trustees fees	789
Other expenses	5,753

Total expenses	114,794
Fees waived by Adviser (Note 2)	(34,009)
Custodian expense reduction	(356)

Net expenses	80,429

Net investment income	571,063

Realized and unrealized gain/(loss) on investments:
Net realized (loss)	(1,251)
Net change in unrealized appreciation/depreciation	195,916

Net realized and unrealized gain on investments	194,665

Net increase in net assets resulting from operations	$765,728

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the years ended June 30, 2019 and 2018

	2019	2018(1)
Operations:
Net investment income	$571,063	$540,471
Net realized gain/(loss) on investments	(1,251)	4,037
Net change in unrealized appreciation/depreciation	195,916	(261,258)

Net increase in net assets resulting from operations	765,728	283,250
Total distributions (Note 6)	(571,063)	(540,471)
Net Fund share transactions (Note 4)	1,086,952	177,432

Total increase/(decrease)	1,281,617	(79,789)
Net assets:
Beginning of year	10,957,166	11,036,955

End of year	$12,238,783	$10,957,166

(1)	The presentation of Total distributions has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended June 30, 2018, distributions from net investment income were $540,471. As of June 30, 2018, accumulated net investment income was $0.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$10.24	$10.48	$10.98	$10.53	$10.57

Income from investment operations:
Net investment income	0.51	0.51	0.47	0.50	0.52
Net gains/(losses) on investments	0.15	(0.24)	(0.43)	0.45	(0.04)

Total from investment operations	0.66	0.27	0.04	0.95	0.48
Less distributions:
Distributions from net investment income	(0.51)	(0.51)	(0.47)	(0.50)	(0.52)
Distributions from capital gains	0.00	0.00	(0.07)	0.00	0.00

Total distributions	(0.51)	(0.51)	(0.54)	(0.50)	(0.52)

Net asset value, end of year	$10.39	$10.24	$10.48	$10.98	$10.53

Total return	6.64%	2.66%	0.78%	9.29%	4.49%
Net assets, end of year (in thousands)	$12,239	$10,957	$11,037	$12,180	$11,303
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.62%	0.86%	0.83%
Ratio of gross expenses to average net assets	1.00%	0.92%	0.74%	0.86%	0.83%
Ratio of net investment income to average net assets	4.99%	4.95%	4.79%	4.71%	4.80%
Portfolio turnover	3.58%	4.31%	11.04%	10.55%	8.45%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2019

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in their respective states of Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the nine municipal bond funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees (the “Board”). These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation Committee. The Board has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Valuation Committee, consisting of all of the Trustees, has the day-to-day responsibility for implementing the Valuation Procedure including, under most circumstances, the responsibility for determining the fair value of the Trust’s securities or other assets. The Valuation Committee convenes as needed and reviews the valuation of all assets which have been fair valued for reasonableness. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2019

1.	Organization and Significant Accounting Policies, continued

unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of June 30, 2019, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2019. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of June 30, 2019, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then).

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2019

1.	Organization and Significant Accounting Policies, continued

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Short-to-Medium Series
Intermediate Government Bond Series
Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series
Kentucky Tax-Free Income Series
Mississippi Tax-Free Income Series
North Carolina Tax-Free Income Series
Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Recent Accounting Pronouncements

In August 2018, the U.S. Securities and Exchange Commission approved amendments to eliminate, update or modify certain disclosure requirements required of registered investment companies. In part, these amendments amend Regulation S-X and require presentation of distributable earnings on the Statement of Assets and Liabilities in total rather than disclosure of the three components of distributable earnings (undistributed net investment income, undistributed realized gain and net unrealized appreciation (depreciation) on investments). An additional amendment to Regulation S-X amends the requirement to state separately on the Statement of Changes in Net Assets distributions to shareholders from net investment income, net realized gain and other sources and rather disclose distributions to shareholders in total, except for return of capital, which should be disclosed separately. These updates have been incorporated in the Funds’ financial statements and have no impact on each of the Fund’s net assets or results of operations.

In March 2017, FASB issued ASU No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shortened the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has determined to early adopt the provision and has determined that the impact of the adoption was not material to the Funds’ financial statements.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The standard eliminates, adds and modifies certain disclosure requirements for fair value measurements. Entities will no longer be required to disclose the amount of and reasons for transfers between Level 1 and Level 2, but public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 securities. The guidance is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption would be permitted for all entities. Management has evaluated the implications of certain provisions of ASU 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under ASU 2018-13. The Funds have determined this ASU did not have a material impact on the financial statements as they do not have any Level 3 securities, nor do they have a history of transfers between levels.

I.	Subsequent Events

Subsequent events occurring after June 30, 2019 have been evaluated by the Funds’ adviser for potential impact to this report through the date the financial statements were issued. The Funds’ adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2019

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the “Adviser”) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements, the Funds (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets between $500,000,001 and $750,000,000; and .30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000; and .25 of 1% of the average daily net assets in excess of $1,000,000,000. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the year ended June 30, 2019, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$33,805
Kentucky Tax-Free Short-to-Medium Series	36,994
Mississippi Tax-Free Income Series	29,296
North Carolina Tax-Free Income Series	12,123
North Carolina Tax-Free Short-to-Medium Series	36,350
Tennessee Tax-Free Income Series	7,559
Tennessee Tax-Free Short-to-Medium Series	30,339
Intermediate Government Bond Series	421
Taxable Municipal Bond Series	34,009

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc., the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of 0.15% of 1% on the first $20,000,000 of average net assets and 0.12% of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

For the year ended June 30, 2019, each member of the Board of Trustees received a fee of $28,000 per year plus $2,000 for each Audit Committee meeting attended. In addition, all Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average monthly net asset basis for each Fund. The Trustees fees for each Fund are disclosed on the Funds’ Statement of Operations.

3.	Purchases and Sales of Securities

During the year ended June 30, 2019, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each Fund were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$4,612,147	$4,126,097
Kentucky Tax-Free Income Series	104,663,040	95,179,098
Kentucky Tax-Free Short-to-Medium Series	2,832,657	10,087,912
Mississippi Tax-Free Income Series	512,385	802,929
North Carolina Tax-Free Income Series	28,974,987	17,102,989
North Carolina Tax-Free Short-to-Medium Series	2,787,334	5,797,501
Tennessee Tax-Free Income Series	6,603,066	11,805,372
Tennessee Tax-Free Short-to-Medium Series	863,906	3,423,705
Intermediate Government Bond Series	-0-	103,700
Taxable Municipal Bond Series	1,500,714	397,408

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2019

4.	Capital Shares

As of June 30, 2019 and June 30, 2018, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2019		Year Ended June 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	198,144	$2,392,626	203,698	$2,490,882
Shares reinvested	26,432	321,298	28,412	346,706
Shares redeemed	(211,547)	(2,549,323)	(302,328)	(3,687,070)
Net increase/(decrease)	13,029	$164,601	(70,218)	$(849,482)

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2019		Year Ended June 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	9,626,237	$73,522,264	11,068,186	$85,263,618
Shares reinvested	2,147,924	16,452,862	2,186,355	16,796,593
Shares redeemed	(13,513,478)	(102,515,632)	(15,389,728)	(118,266,795)
Net decrease	(1,739,317)	$(12,540,506)	(2,135,187)	$(16,206,584)

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2019		Year Ended June 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,250,168	$6,540,916	1,626,804	$8,586,503
Shares reinvested	119,398	626,810	129,950	684,462
Shares redeemed	(3,037,015)	(15,891,437)	(3,279,554)	(17,294,982)
Net decrease	(1,667,449)	$(8,723,711)	(1,522,800)	$(8,024,017)

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2019		Year Ended June 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	42,708	$508,317	60,629	$732,057
Shares reinvested	9,135	109,491	9,811	118,270
Shares redeemed	(98,379)	(1,173,590)	(121,842)	(1,474,615)
Net decrease	(46,536)	$(555,782)	(51,402)	$(624,288)

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2019		Year Ended June 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	2,306,009	$26,223,159	1,494,438	$17,165,926
Shares reinvested	179,406	2,052,481	191,938	2,200,493
Shares redeemed	(1,541,976)	(17,431,321)	(2,231,268)	(25,541,011)
Net increase/(decrease)	943,439	$10,844,319	(544,892)	$(6,174,592)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2019

4.	Capital Shares, continued

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2019		Year Ended June 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	371,253	$3,968,085	423,974	$4,549,033
Shares reinvested	22,220	239,095	22,728	244,094
Shares redeemed	(716,299)	(7,661,469)	(375,401)	(4,040,515)
Net increase/(decrease)	(322,826)	$(3,454,289)	71,301	$752,612

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2019		Year Ended June 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	700,809	$7,887,110	1,244,483	$14,188,162
Shares reinvested	153,456	1,734,873	177,266	2,014,239
Shares redeemed	(1,420,050)	(15,922,234)	(1,268,235)	(14,359,331)
Net increase/(decrease)	(565,785)	$(6,300,251)	153,514	$1,843,070

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2019		Year Ended June 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	28,273	$300,410	80,706	$853,806
Shares reinvested	9,019	95,560	11,325	120,143
Shares redeemed	(318,609)	(3,361,462)	(122,644)	(1,304,021)
Net decrease	(281,317)	$(2,965,492)	(30,613)	$(330,072)

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2019		Year Ended June 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	71,594	$708,045	192,308	$1,943,028
Shares reinvested	30,032	297,623	31,493	316,610
Shares redeemed	(129,280)	(1,277,711)	(227,258)	(2,287,404)
Net decrease	(27,654)	$(272,043)	(3,457)	$(27,766)

TAXABLE MUNICIPAL BOND SERIES	Year Ended June 30, 2019		Year Ended June 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	204,809	$2,075,065	108,828	$1,127,845
Shares reinvested	38,811	394,767	36,890	382,777
Shares redeemed	(136,412)	(1,382,880)	(128,361)	(1,333,190)
Net increase	107,208	$1,086,952	17,357	$177,432

5.	Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2019

6.	Federal Income Taxes

At June 30, 2019, the Funds’ capital loss carry-forwards available to offset future capital gains, as follows:

	Short-term	Long-term	Total
Alabama Tax Free Income Series	$35,043	$54,607	$89,650
Kentucky Tax-Free Income Series	205,343		205,343
Kentucky Tax-Free Short-to-Medium Series	210,547	50,591	261,138
North Carolina Tax-Free Income Series	1,232,968	521,260	1,754,228
North Carolina Tax-Free Short-to-Medium Series	19,255	130,283	149,538
Tennessee Tax-Free Income Series	278,197	150,069	428,266
Tennessee Tax-Free Short-to-Medium Series	—	271,377	271,377
Intermediate Government Bond Series	120,261	32,456	152,717
Taxable Municipal Bond Series	36,663		36,663

During the year ended June 30, 2019, the Intermediate Government Bond Series utilized capital loss carry-forwards of $291.

The distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily by differences due to the sales of market discount bonds or the timing of the recognition of certain components of realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the fiscal year ended June 30, 2019, the Funds did not have any reclassifications of net assets.

The tax character of distributions paid for the years ended June 30, 2019 and 2018 were as follows:

	2019			2018
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$707,873	$—	$—	$772,453	$—	$—
Kentucky Tax-Free Income Series	27,074,827	—	1,608,795	29,267,208	—	173,173
Kentucky Tax-Free Short-to-Medium Series	1,071,104	—	—	1,191,167	—	—
Mississippi Tax-Free Income Series	306,967	—	271	326,227	—	8,238
North Carolina Tax-Free Income Series	3,413,609	—	—	3,636,670	—	—
North Carolina Tax-Free Short-to-Medium Series	322,451	—	—	328,323	—	—
Tennessee Tax-Free Income Series	2,711,761	—	—	2,996,040	—	—
Tennessee Tax-Free Short-to-Medium Series	129,383	—	—	153,033	—	—
Intermediate Government Bond Series	—	372,107	—	—	392,788	—
Taxable Municipal Bond Series	—	571,063	—	—	540,471	—

At June 30, 2019, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long-term Capital Gain	Net Unrealized Appreciation/ Depreciation on Investments
Alabama Tax-Free Income	$—	$93,648	$—	$1,218,264
Kentucky Tax-Free Income	—	2,871,651	—	46,815,558
Kentucky Tax-Free Short-to-Medium	—	34,927	—	1,543,120
Mississippi Tax-Free Income	—	48,520	—	603,036
North Carolina Tax-Free Income	—	335,629	—	6,472,245
North Carolina Tax-Free Short-to-Medium	—	5,281	—	655,642
Tennessee Tax-Free Income	—	230,934	—	4,684,155
Tennessee Tax-Free Short-to-Medium	—	2,812	—	235,202
Intermediate Government Bond	5,649	—	—	628,145
Taxable Municipal Bond Series	15,961	—	—	1,067,459

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2019

6.	Federal Income Taxes, continued

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings/ (Losses)
Alabama Tax-Free Income	$(89,650)	$(93,648)	$1,128,614
Kentucky Tax-Free Income	(205,343)	(2,871,651)	46,610,215
Kentucky Tax-Free Short-to-Medium	(261,138)	(34,927)	1,281,982
Mississippi Tax-Free Income	705	(48,520)	603,741
North Carolina Tax-Free Income	(1,754,228)	(335,629)	4,718,017
North Carolina Tax-Free Short-to-Medium	(149,538)	(5,281)	506,104
Tennessee Tax-Free Income	(428,266)	(230,934)	4,255,889
Tennessee Tax-Free Short-to-Medium	(271,377)	(2,812)	(36,175)
Intermediate Government Bond	(152,717)	(5,649)	475,428
Taxable Municipal Bond Series	(36,663)	(15,961)	1,030,796

7.	Contingencies and Commitments

The distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily by differences due to the sales of market discount bonds or the timing of the recognition of certain components of realized capital gains for federal income tax purposes.

The Funds may record reclassifications in their capital accounts resulted due to permanent differences between accumulated earnings and aggregate paid in capital. Any such reclassifications will have no effect on net assets. For the fiscal year ended June 30, 2019, the Funds did not have any reclassifications of net assets.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on a committed line of credit. The principal amounts borrowed are due on demand. The agreement expires on August 31, 2019, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

At June 30, 2019, the Funds had an aggregate unused line of credit amount of $25,000,000. During the year ended June 30, 2019, the average interest rate on borrowings was 5.27% and the daily weighted average borrowings for each Fund with borrowings were as follows:

Weighted Average Borrowings
Alabama Tax-Free Income Series	$79
Kentucky Tax Free Income Series	17,132
Kentucky Tax-Free Short-to-Medium Series	6,784
Mississippi Tax-Free Income Series	567
North Carolina Tax-Free Income Series	3,348
North Carolina Tax-Free Short-to-Medium Series	4,625
Tennessee Tax-Free Income Series	25,466
Tennessee Short-to-Medium Tax-Free Series	3,600
Intermediate Government Bond Series	44
Taxable Municipal Bond Series	1,644

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the year, these credits reduced each Fund’s expenses by the amount shown on the Statement of Operations as “Custodian expense reduction.”

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of

Dupree Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Dupree Mutual Funds (the “Trust”) (comprising the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Intermediate Government Bond Series, and Taxable Municipal Bond Series) (collectively referred to as the “Funds”)), including the schedules of portfolio investments, as of June 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Dupree Mutual Funds at June 30, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dupree Mutual Funds investment companies since 1997.

Cincinnati, Ohio

August 28, 2019

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2019

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held in Publicly Traded Companies
Officers:
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 56	President	Annual Term; 13 years of service as Executive Vice President, 1 year as President	President, Dupree & Company, Inc.	N/A	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 58	Vice President, Secretary, Treasurer	Annual Term; 21 years of service as Vice President, 19 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Huston B. Combs 125 South Mill Street Lexington, KY 40507 Age: 42	Vice President	Annual Term; 1 year of service	Dupree & Company, Inc. (2017 to present); Gess Mattingly & Atchison, P.S.C. (law firm) (2003-2017)	N/A	N/A
Vincent H. Harrison 125 South Mill Street Lexington, KY 40507 Age: 48	Assistant Secretary, Assistant Treasurer	Annual Term; 4 years of service	Vice President Dupree & Company, Inc.	N/A	N/A
Martin Dean Ultimus Fund Solutions 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 Age: 55	Compliance Officer	Annual Term; 2 years of service	Vice President, Director of Fund Compliance Ultimus Fund Solutions, LLC (January 2016-present); Senior Vice President, Huntington Asset Services (July 2013-December 2015)	N/A	N/A
Trustees:
James C. Baughman, Jr. 1999 Richmond Road Suite 2A Lexington, KY 40502 Age: 56	Trustee Chair, Nominating Committee	Annual Term 12 Years of Service	President, CJN Advisors, LLC (2013 – present; business consulting); President, Blue Horse Entries, LLC (2014 to present; online business support services for equestrian events)	10	Advisory Board, Community Trust Bank
William A. Combs, Jr.* 111 Woodland Ave., #510 Lexington, KY 40502 Age: 79	Trustee	Annual Term; 30 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio (until 2016)	10	N/A
Ann Rosenstein Giles 343 Waller Avenue Suite 100 Lexington, KY 40504 Age: 67	Trustee Chair, Valuation Committee	Annual Term; 8 years of service	AJ Marketing Partners (self-employed marketing consultant)	10	N/A
Marc A. Mathews 500 S. Mill Street Lexington, KY 40508 Age: 61	Trustee Chairman Chair, Audit Committee	Annual Term; 8 years of service	Vice President for Finance and Business, Transylvania University	10	Director, Bank of the Bluegrass

*	As of July 3, 2017 William A. Combs, Jr. is an affiliated person of Dupree & Company, Inc., the Trust’s investment adviser, and is considered an “interested person” of the Trust within the meaning of section 2(a)(1a) of the 1940 Act.

As of June 30, 2019, none of the Trustees or members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2019

Trustee and officer information, continued

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve months ended June 30, 2019, is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ended June 30, 2019, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-PORT. The information will be publicly available 60 days after the end of the period. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website at http://www.sec.gov and will be made available to shareholders upon request by calling (800) 866-0614.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2019

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized June 30, 2019	Beginning Account Value January 1, 2019*	Ending Account Value June 30, 2019**	Expenses Paid During the Six Months Ended June 30, 2019
Alabama Tax-Free Income Series
Actual	.70%	$1,000.00	$1,028.76	$3.49
Hypothetical	.70	1,000.00	1,024.79	3.49
Kentucky Tax-Free Income Series
Actual	.57	1,000.00	1,030.84	2.86
Hypothetical	.57	1,000.00	1,024.79	2.86
Kentucky Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	1,022.61	3.48
Hypothetical	.70	1,000.00	1,024.79	3.49
Mississippi Tax-Free Income Series
Actual	.70	1,000.00	1,026.23	3.49
Hypothetical	.70	1,000.00	1,024.79	3.49
North Carolina Tax-Free Income Series
Actual	.70	1,000.00	1,028.22	3.49
Hypothetical	.70	1,000.00	1,024.79	3.48
North Carolina Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	1,025.74	3.49
Hypothetical	.70	1,000.00	1,024.79	3.49
Tennessee Tax-Free Income Series
Actual	.70	1,000.00	1,025.39	3.49
Hypothetical	.70	1,000.00	1,024.79	3.48
Tennessee Tax-Free Short-to-Medium Series
Actual	.71	1,000.00	1,022.22	3.49
Hypothetical	.71	1,000.00	1,024.79	3.49

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2019

Schedule of Shareholder Expenses, continued

	Net Expense Ratio Annualized June 30, 2019	Beginning Account Value January 1, 2019*	Ending Account Value June 30, 2019**	Expenses Paid During the Six Months Ended June 30, 2019
Intermediate Government Bond Series
Actual	.69%	$1,000.00	$1,025.39	$3.48
Hypothetical	.69	1,000.00	1,024.79	3.47
Taxable Municipal Bond Series
Actual	.70	1,000.00	1,032.93	3.52
Hypothetical	.70	1,000.00	1,024.79	3.50

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period multiplied by [181/365] (to reflect one-half year period).

Item 2. Code of Ethics: The registrant has not adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The registrant believes that the registrant’s code of ethics established pursuant to Rule 17j-1 under the Investment Company Act of 1940 covers such officers and persons.

Item 3. Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of who are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Principal Accountant Fees and Services:

(a)	Audit Fees.
Year ended June 30, 2018: $152,000
Year ended June 30, 2019 $156,600

(b)	Audit Related Fees.
Year ended June 30, 2018: None
Year ended June 30, 2019 None

(c)	Tax Fees (consisting of income and excise tax compliance services)
Year ended June 30, 2018: $42,300
Year ended June 30, 2019 $43,600

(d)	All Other Fees (Fees for all other services)
Year ended June 30, 2018 $40,400
(consisted of examination of transfer agent ($11,100); Anti-Money Laundering advisory services ($8,600); Internal control agreed upon procedures ($11,300) and Review of Semi-Annual report ($9,400))
Year ended June 30, 2019 $30,000
(consisted of examination of transfer agent ($11,400); Anti-Money Laundering advisory services ($8,900) and Review of Semi-Annual report ($9,700))
(e)

(1) (2) The Registrant’s Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting. All services (b) through (d) were pre-approved by the Audit Committee.

(f)

The Registrant has been advised by the Principal Accountant that no persons other than full time permanent employees have been engaged to audit the Registrant’s Financial Statements for the fiscal year ended June 30, 2019.

(g)	The aggregate non audit fees billed by the Registrant’s Accountant to the Registrant were:

Year ended June 30, 2018: $82,700
Year ended June 30, 2019: $73,600
(h)	Services were pre-approved by the Registrant’s Audit Committee.

Item 5. Not applicable.

Item 6.

(a)	Included as part of item 1.
(b)	Not Applicable

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Not applicable.

Item 13. Exhibits

(a)(1)         Code of Ethics

(a)(2)         Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the

                  Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)         Not applicable

(a)(4)         Not applicable.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dupree Mutual Funds

By:	/s/ Allen E. Grimes, III
Allen E. Grimes, III
President

Date: August 28, 2019